Semiannual Report as of July 31, 2001

Evergreen

Money Market Funds

Evergreen Funds℠
SINCE 1932
The First Family of Mutual Funds

Evergreen Funds

Evergreen Funds is one of the nation’s fastest growing investment companies with more than $90 billion in assets under management. With over 80 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This semi-annual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:	NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen Distributor, Inc.
Evergreen FundsSM is a service mark of Evergreen Investment Services, Inc

Letter to Shareholders

September 2001

William M. Ennis President and CEO	Dennis H. Ferro Chief Investment Officer

Dear Evergreen Shareholders,

Markets Close after National Tragedy

A tragedy of enormous proportion occurred in our nation on September 11, impacting our financial markets. The attack on prominent targets, including the World Trade Center in New York, temporarily suspended trading activity of the stock and bond exchanges. The bond market was closed September 11th and 12th, and trading in government bonds and some commodities resumed on September 13, 2001. The stock market remained closed from September 11th through the 14th, and finally opened to resume trading on Monday, September 17th. This was the longest shutdown for the U.S. equity markets since World War I.

An incident such as this will unavoidably impact the U.S. financial market’s ability to conduct business as usual. Fortunately, Central Banks worldwide cooperated to facilitate global liquidity needs. Despite sharp initial declines in many markets, European exchanges, the U.S. dollar and oil prices stabilized approximately 48 hours after the event.

Regardless of the temporary disruptions the markets faced, we want to assure you that this situation did not have a lasting effect on our management of your assets. Evergreen invests in securities of productive and financially solid corporations, and sound national and municipal governments. While a terrorist attack can create dislocation, it will not overcome the economic and financial opportunities of this nation and the world.

Rest assured our investment disciplines will not be interrupted by this sequence of events. Our systems and investment professionals are in place, and we continue to evaluate your portfolio and the financial markets. Our thoughts and prayers go out to all of you whose colleagues, friends and families were impacted by this terrible event. We remain committed to the continued management of your portfolio in this time of extreme challenge for the financial markets and for our country.

Market Update as of July 31, 2001

The year ending July 31 was one of the more disappointing ones in more than two decades of stock market activity. During this twelve-month period, the S&P 500 Index was off approximately 14% and most other major indices showed major declines. Leading the market lower was the technology sector, which was adjusting for a very overbought position built up during the previous two years. However, the market itself was not the only problem, the economy slowed markedly as a result of the monetary tightening policy implemented by the Federal Reserve Board.

As both the stock market and the economy continued to show a decline as the new calendar year began, the Federal Reserve Board changed policies and began an aggressive program of interest rate reductions. While these reductions in interest rates have helped the bond market, the economy and the stock market have yet to react to the new aggressive policy. We remain convinced that we were in a process of normal economic cyclical slowdown up until the events of September 11th. Although we had expected that the economy and corporate profits would react positively to the monetary and fiscal stimulation put into place, we believe now that the timetable for that recovery may stretch out further. History has shown us that after sudden external shocks, the markets may react negatively in the immediate days following, but tend to recover in the subsequent months.

We invite you to visit our enhanced website, www.EvergreenInvestments.com, for more information about Evergreen Funds. Thank you for your continued investment in Evergreen Funds.

Sincerely,

William M. Ennis
President & CEO
Evergreen Investment Company, Inc.

Dennis H. Ferro
Chief Investment Officer
Evergreen Investment Management Company

 EVERGREEN
Florida Municipal Money Market Fund
Fund at a Glance as of July 31, 2001

PORTFOLIO COMPOSITION
(based on 7/31/2001 portfolio assets)

Portfolio Management

Stephen C. Shachat
Tenure: November 1998

PERFORMANCE AND RETURNS*1

Portfolio Inception Date: 10/26/1998	Class A	Class S	Class I**
Class Inception Date	10/26/1998	6/30/2000	12/29/1998

6-month return	1.36%	1.21%	1.52%
Average Annual Returns

1 year	3.15%	2.84%	3.46%

Since Portfolio Inception	2.98%	2.86%	3.28%

7-day annualized yield	2.17%	1.86%	2.48%

30-day annualized yield	2.03%	1.73%	2.34%

6-month distributions per share	$0.014	$0.012	$0.015

* The yield quotation more closely reflects the earnings of the fund than the total return quotation.
** Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

7- DAY ANNUALIZED YIELD

Total Net Assets:	$175,175,099
Average Maturity:	5 Days

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes S and I prior to its inception is based on the performance of Class A, the original class offered. The historical returns for Classes S and I have not been adjusted to reflect the effect of each class’ 12b-1 fees. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower while returns for Class I would have been higher. Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only available to investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor’s affiliates): through special arrangements entered into on behalf of the Evergreen Funds with certain financial service firms; certain institutional investors; and persons who owned Class Y shares in a registered name in an Evergreen Fund on or before December 31, 1994.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over more diversified funds due to adverse developments within that state.

All data is as of July 31, 2001 and is subject to change.

 EVERGREEN
Money Market Fund
Fund at a Glance as of July 31, 2001

PORTFOLIO COMPOSITION
(based on 7/31/2001 portfolio assets)

Portfolio Management

J. Kellie Allen Tenure: December 1997	Bryan K. White, CFA Tenure: December 1997

PERFORMANCE AND RETURNS*1

Portfolio Inception Date: 11/2/1987	Class A	Class B	Class C	Class S	Class SI	Class I**
Class Inception Date	1/4/95	1/26/95	8/1/97	6/30/00	6/26/01	11/2/87

6-month return with sales charge	n/a	-3.25%	-0.25%	n/a	n/a	n/a

6-month return w/o sales charge	2.10%	1.75%	1.75%	1.95%	2.22%	2.26%
Average Annual Returns

1 year with sales charge	n/a	-0.58%	2.42%	n/a	n/a	n/a

1 year w/o sales charge	5.15%	4.42%	4.42%	4.84%	5.43%	5.46%

5 years	5.01%	3.94%	4.49%	5.19%	5.31%	5.32

10 years	4.67%	4.19%	4.45%	4.80%	4.87%	4.87

7-day annualized yield	3.23%	2.53%	2.53%	2.93%	3.26%	3.52%

30-day annualized yield	3.29%	2.58%	2.59%	2.99%	3.26%	3.59%

6-month distributions per share***	$0.021	$0.017	$0.017	$0.019	$0.003	$0.022

* The yield quotation more closely reflects the earnings of the fund than the total return quotation.
** Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).
*** For Class S1, the distributions are for the period from its inception on June 26, 2001 through July 31, 2001.

7- DAY ANNUALIZED YIELD

Total Net Assets:	$16,572,342,871
Average Maturity:	62 days

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes A, B, C, S and S1 prior to their inception is based on the performance of Class I, the original class offered. These historical returns for Classes A, B, C, S and S1 have not been adjusted to reflect the effect of each class’ 12b-1 fees. These fees are 0.30% for Class A, 1.00% for Classes B and C, and 0.60% for Classes S and S1. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower. The advisor is reimbursing a portion of the 12b-1 expense for Class S1. Had the expense not been reimbursed, returns would have been lower.

Class I shares are only available to investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor’s affiliates): through special arrangements entered into on behalf of the Evergreen Funds with certain financial service firms; certain institutional investors; and persons who owned Class Y shares in a registered name in an Evergreen Fund on or before December 31, 1994.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

U.S. government guarantees apply only to the underlying securities of the fund’s portfolio and not to the fund’s shares.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of July 31, 2001 and is subject to change

 EVERGREEN
Municipal Money Market Fund
Fund at a Glance as of July 31, 2001

PORTFOLIO COMPOSITION
(based on 7/31/2001 portfolio assets)

Portfolio Management

Stephen C. Shachat
Tenure: November 1998

PERFORMANCE AND RETURNS*1

Portfolio Inception Date: 11/2/1988	Class A	Class S	Class S1	Class I**
Class Inception Date	1/5/1995	6/30/2000	6/26/2001	11/2/1988

6-month return	1.46%	1.31%	1.53%	1.61%

Average Annual Returns
1 year	3.34%	3.03%	3.57%	3.65%

5 years	3.17%	3.35%	3.47%	3.48%

10 years	3.14%	3.28%	3.34%	3.35%

7-day annualized yield	2.36%	2.06%	1.88%	2.66%

30-day annualized yield	2.23%	1.93%	1.75%	2.53%

6-month distributions per share***	$0.014	$0.013	$0.002	$0.016

* The yield quotation more closely reflects the earnings of the fund than the total return quotation.
** Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).
*** For Class S1, the distributions are for the period from its inception on June 26, 2001 through July 31, 2001.

7- DAY ANNUALIZED YIELD

Total Net Assets:	$1,353,371,494
Average Maturity:	3 days

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes A, S and S1 prior to their inception is based on the performance of Class I, the original class offered. These historical returns for Classes A, S and S1 have not been adjusted to reflect the effect of each class’ 12b-1 fees. These fees are 0.30% for Class A and 0.60% for Classes S and S1. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower. The advisor is reimbursing a portion of the 12b-1 expense for Class S1. Had the expense not been reimbursed, returns would have been lower.

Class I shares are only available to investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor’s affiliates): through special arrangements entered into on behalf of the Evergreen Funds with certain financial service firms; certain institutional investors; and persons who owned Class Y shares in a registered name in an Evergreen Fund on or before December 31, 1994.

The fund’s yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

All data is as of July 31, 2001 and is subject to change.

 EVERGREEN
New Jersey Municipal Money Market Fund
Fund at a Glance as of July 31, 2001

PORTFOLIO COMPOSITION

Portfolio Management

Stephen C. Shachat
Tenure: October 1998

PERFORMANCE AND RETURNS*1

Portfolio Inception Date: 10/26/1998	Class A	Class S	Class I**
Class Inception Date	10/26/1998	6/30/2000	4/5/1999

6-month return	1.40%	1.25%	1.55%

Average Annual Returns

1 year	3.15%	2.85%	3.46%

Since Portfolio Inception	2.94%	2.82%	3.20%

7-day annualized yield	2.24%	1.94%	2.54%

30-day annualized yield	2.15%	1.85%	2.45%

6-month distributions per share	$0.014	$0.012	$0.015

* The yield quotation more closely reflects the earnings of the fund than the total return quotation.
** Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

7- DAY ANNUALIZED YIELD

Total Net Assets:	$168,022,278
Average Maturity:	30 days

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes S and I prior to its inception is based on the performance of Class A, the original class offered. The historical returns for Classes S and I have not been adjusted to reflect the effect of each class’ 12b-1 fees. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower while returns for Class I would have been higher. Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only available to investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor’s affiliates): through special arrangements entered into on behalf of the Evergreen Funds with certain financial service firms; certain institutional investors; and persons who owned Class Y shares in a registered name in an Evergreen Fund on or before December 31, 1994.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over more diversified funds due to adverse developments within that state.

All data is as of July 31, 2001 and is subject to change.

 EVERGREEN
Pennsylvania Municipal Money Market Fund
Fund at a Glance as of July 31, 2001

PORTFOLIO COMPOSITION
(based on 7/31/2001 portfolio assets)

Portfolio Management

Stephen C. Shachat
Tenure: May 1998

PERFORMANCE AND RETURNS*1

Portfolio Inception Date: 8/15/1991	Class A	Class S	Class I**
Class Inception Date	8/22/1995	6/30/2000	8/15/1991

6-month return	1.46%	1.23%	1.53%

Average Annual Returns

1 year	3.33%	2.87%	3.49%

5 years	3.13%	3.12%	3.25%

Since Portfolio Inception	3.03%	3.03%	3.09%

7-day annualized yield	2.43%	1.98%	2.58%

30-day annualized yield	2.28%	1.83%	2.43%

6-month distributions per share	$0.015	$0.012	$0.015

* The yield quotation more closely reflects the earnings of the fund than the total return quotation.
** Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

7- DAY ANNUALIZED YIELD

Total Net Assets:	$244,111,076
Average Maturity:	16 days

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes A and S prior to their inception is based on the performance of Class I, the original class offered. These historical returns for Classes A and S have not been adjusted to reflect the effect of each class’ 12b-1 fees. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and S would have been lower. The advisor is reimbursing a portion of the 12b-1 expense for Class A. Had the expense not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only available to investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor’s affiliates): through special arrangements entered into on behalf of the Evergreen Funds with certain financial service firms; certain institutional investors; and persons who owned Class Y shares in a registered name in an Evergreen Fund on or before December 31, 1994.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over more diversified funds due to adverse developments within that state.

All data is as of July 31, 2001 and is subject to change.

 EVERGREEN
Treasury Money Market Fund
Fund at a Glance as of July 31, 2001

PORTFOLIO COMPOSITION
(based on 7/31/2001 portfolio assets)

Portfolio Management

J. Kellie Allen Tenure: March 1991	Bryan K. White, CFA Tenure: December 1997

PERFORMANCE AND RETURNS*1

Portfolio Inception Date: 3/6/1991	Class A	Class S	Class I**
Class Inception Date	3/6/1991	6/30/2000	3/6/1991

6-month return	1.95%	1.80%	2.10%
Average Annual Returns

1 year	4.92%	4.61%	5.23%

5 years	4.82%	4.75%	5.13%

Since Portfolio Inception	4.47%	4.44%	4.78%

7-day annualized yield	3.15%	2.85%	3.45%

30-day annualized yield	3.09%	2.79%	3.39%

6-month distributions per share	$0.019	$0.018	$0.021

* The yield quotation more closely reflects the earnings of the fund than the total return quotation.
** Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

7- DAY ANNUALIZED YIELD

Total Net Assets:	$3,855,304,412
Average Maturity:	46 days

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Class S prior to its inception is based on the performance of Class A, one of the original classes offered along with Class I. The historical returns for Class S have not been adjusted to reflect the effect of each class’ 12b-1 fees. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower, while returns for Class I would have been higher. Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only available to investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor’s affiliates): through special arrangements entered into on behalf of the Evergreen Funds with certain financial service firms; certain institutional investors; and persons who owned Class Y shares in a registered name in an Evergreen Fund on or before December 31, 1994.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

U.S. government guarantees apply only to the underlying securities of the fund’s portfolio and not to the fund’s shares.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

All data is as of July 31, 2001 and is subject to change.

 EVERGREEN
U.S. Government Money Market Fund
Fund at a Glance as of July 31, 2001

PORTFOLIO COMPOSITION
(based on 7/31/2001 portfolio assets)

Portfolio Management

J. Kellie Allen Tenure: June 2001	Bryan K. White, CFA Tenure: June 2001
PERFORMANCE AND RETURNS*1

Portfolio Inception Date: 6/26/2001	Class A	Class B	Class C	Class S	Class S1	Class I
Class Inception Date	6/26/01	6/26/01	6/26/01	6/26/01	6/26/01	6/26/01

Since Portfolio Inception with sales charge	n/a	-4.74%	-1.74%	n/a	n/a	n/a

Since Portfolio Inception w/o sales charge	0.33%	0.26%	0.26%	0.30%	0.30%	0.36%

7-day annualized yield	3.31%	2.61%	2.61%	3.01%	3.01%	3.61%

30-day annualized yield	3.31%	2.61%	2.61%	3.01%	3.01%	3.61%

Distributions per share	$0.003	$0.003	$0.003	$0.003	$0.003	$0.004

* The yield quotation more closely reflects the earnings of the fund than the total return quotation.

7- DAY ANNUALIZED YIELD

Total Net Assets:	$10,030,081
Average Maturity:	1 day

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

The advisor is reimbursing a portion of the 12b-1 expense for Classes S and S1. Had the expense not been reimbursed, returns would have been lower. The fund incurs 12b-1 expenses of 0.30% for Class A, 0.60% for Classes S and S1, and 1.00% for Classes B and C. Class I does not pay a 12b-1 expense.

Class I shares are only available to investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor’s affiliates): through special arrangements entered into on behalf of the Evergreen Funds with certain financial service firms; certain institutional investors; and persons who owned Class Y shares in a registered name in an Evergreen Fund on or before December 31, 1994.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

U.S. government guarantees apply only to the underlying securities of the fund’s portfolio and not to the fund’s shares.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

All data is as of July 31, 2001 and subject to change.

 EVERGREEN
Florida Municipal Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended July 31, 2001 (Unaudited)	Year Ended January 31,
		2001	2000	1999 (a)

CLASS A SHARES

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.01	0.03	0.03	0.01
Distributions to shareholders from

Net investment income	(0.01)	(0.03)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return	1.36%	3.48%	2.69%	0.69%

Ratios and supplemental data

Net assets, end of period (millions)	$19	$28	$140	$84

Ratios to average net assets:
Expenses‡	0.85%†	0.85%	0.84%	0.93%†

Net investment income	2.77%†	3.90%	2.77%	2.66%†

	Six Months Ended July 31, 2001 (Unaudited)	Year Ended January 31, 2001 (b)

CLASS S SHARES

Net asset value, beginning of period	$0.00	$1.00

Net investment income	0.01	0.02

Distributions to shareholders from

Net investment income	(0.01)	(0.02)

Net asset value, end of period	$1.00	$1.00

Total return	1.21%	1.87%

Ratios and supplemental data
Net assets, end of period (millions)	$157	$163

Ratios to average net assets:
Expenses‡	1.16%†	1.16%†

Net investment income	2.44%†	3.08%†

(a) For the period from October 26, 1998 (commencement of class operations) to January 31, 1999.
(b) For the period from June 30, 2000 (commencement of class operations) to January 31, 2001.
‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
† Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Florida Municipal Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended July 31, 2001 (Unaudited)	Year Ended January 31,
		2001	2000	1999 (a)

CLASS I SHARES ††

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.02	0.04	0.03	0 †††
Distributions to shareholders from

Net investment income	(0.02)	(0.04)	(0.03)	0 †††

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return	1.52%	3.79%	3.01%	0.26%

Ratios and supplemental data

Net assets, end of period (millions)	$0	$0	$0	$0

Ratios to average net assets:
Expenses‡	0.55%†	0.55%	0.54%	0.65%†

Net investment income	3.07%†	3.69%	3.07%	2.98%†

(a) For the period from December 29, 1998 (commencement of class operations) to January 31, 1999.
‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
† Annualized.
†† Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).
††† Represents an amount less than $.005 per share.

See Combined Notes to Financial Statements.

 EVERGREEN
Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended July 31, 2001 (Unaudited)	Year Ended January 31,				Year Ended August 31,
		2001	2000	1999	1998 (a)	1997	1996

CLASS A SHARES

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.02	0.06	0.05	0.05	0.02	0.05	0.05

Distributions to shareholders from
Net investment income	(0.02)	(0.06)	(0.05)	(0.05)	(0.02)	(0.05)	(0.05)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	2.10%	5.84%	4.68%	4.90%	2.08%	4.95%	5.05%
Ratios and supplemental data

Net assets, end of period (millions)	$2,613	$2,302	$8,931	$5,210	$2,910	$2,803	$1,755

Ratios to average net assets:
Expenses‡	0.84%†	0.84%	0.83%	0.85%	0.89%†	0.79%	0.75%

Net investment income	4.17%†	5.54%	4.63%	4.78%	4.91%†	4.87%	4.86%

	Six Months Ended July 31, 2001 (Unaudited)	Year Ended January 31,				Year Ended August 31,
		2001	2000	1999	1998 (a)	1997	1996

CLASS B SHARES

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.02	0.05	0.04	0.04	0.02	0.04	0.04

Distributions to shareholders from

Net investment income	(0.02)	(0.05)	(0.04)	(0.04)	(0.02)	(0.04)	(0.04)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return*	1.75%	5.11%	3.95%	4.18%	1.78%	4.22%	4.31%

Ratios and supplemental data

Net assets, end of period (millions)	$73	$52	$67	$65	$25	$23	$10

Ratios to average net assets:
Expenses‡	1.54%†	1.54%	1.53%	1.55%	1.59%†	1.49%	1.45%

Net investment income	3.45%†	4.95%	3.89%	4.09%	4.22%†	4.16%	4.18%

(a) For the five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.
* Excluding applicable sales charges.
‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
† Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended July 31, 2001 (Unaudited)	Year Ended January 31,				Year Ended August 31, 1997 (b)
		2001	2000	1999	1998 (a)

CLASS C SHARES

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.02	0.05	0.04	0.04	0.02	0 ††

Distributions to shareholders from

Net investment income	(0.02)	(0.05)	(0.04)	(0.04)	(0.02)	0 ††

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return*	1.75%	5.11%	3.95%	4.18%	1.78%	0.37%

Ratios and supplemental data

Net assets, end of period (millions)	$15	$9	$6	$5	$2	$5

Ratios to average net assets:
Expenses‡	1.54%†	1.55%	1.54%	1.55%	1.59%†	1.67%†

Net investment income	3.42%†	4.99%	3.95%	4.09%	4.20%†	4.42%†

	Six Months Ended Jul 31, 2001 (Unaudited)	Year Ended January 31, 2001 (c)

CLASS S SHARES
Net asset value, beginning of period	$1.00	$1.00

Net investment income	0.02	0.03

Distributions to shareholders from

Net investment income	(0.02)	(0.03)

Net asset value, end of period	$1.00	$1.00

Total return	1.95%	3.33%

Ratios and supplemental data

Net assets, end of period (millions)	$11,255	$10,771

Ratios to average net assets:
Expenses‡	1.14%†	1.15%†

Net investment income	3.91%†	5.60%†

(a) For the five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.
(b) For the period from August 1, 1997 (commencement of class operations) to August 31, 1997.
(c) For the period from June 30, 2000 (commencement of class operations) to January 31, 2001.
* Excluding applicable sales charges.
‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers. † Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Money Market Fund
Fund at a Glance as of July 31, 2001

Six Months Ended July 31, 2001 (a) (Unaudited)

CLASS S1 SHARES
Net asset value, beginning of period	$1.00

Net investment income	0 †††

Distributions to shareholders from

Net investment income	0 †††

Net asset value, end of period	$1.00

Total return	0.32%

Ratios and supplemental data

Net assets, end of period (millions)	$0

Ratios to average net assets
Expenses‡	0.94%†

Net investment income	3.65%†

	Six Months Ended July 31, 2001 (Unaudited)	Year Ended January 31,				Year Ended August 31,
		2001	2000	1999	1998 (b)	1997	1996

CLASS I SHARES ††

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations

Net investment income	0.02	0.06	0.05	0.05	0.02	0.05	0.05

Distributions to shareholders from

Net investment income	(0.02)	(0.06)	(0.05)	(0.05)	(0.02)	(0.05)	(0.05)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	2.26%	6.15%	4.99%	5.21%	2.21%	5.27%	5.36%

Ratios and supplemental data
Net assets, end of period (millions)	$2,616	$1,964	$1,908	$1,745	$610	$635	$671

Ratios to average net assets
Expenses‡	0.54%†	0.54%	0.53%	0.55%	0.59%†	0.48%	0.45%

Net investment income	4.53%†	5.97%	4.89%	5.07%	5.13%†	5.13%	5.16%

(a) For the period from June 26, 2001 (commencement of class operations) to July 31, 2001.
(b) For the five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.
‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
† Annualized.
†† Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Instituional shares (Class I).
††† Represents an amount less than $0.005 per share.

See Combined Notes to Financial Statements.

 EVERGREEN
Municipal Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended July 31, 2001 (Unaudited)	Year Ended January 31,				Year Ended August 31,
		2001	2000	1999	1998 (a)	1997	1996

CLASS A SHARES

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.01	0.04	0.03	0.03	0.01	0.03	0.03

Distributions to shareholders from

Net investment income	(0.01)	(0.04)	(0.03)	(0.03)	(0.01)	(0.03)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.46%	3.69%	2.90%	3.07%	1.34%	3.13%	3.22%

Ratios and supplemental data

Net assets, end of period (millions)	$131	$126	$708	$737	$672	$667	$661

Ratios to average net assets:
Expenses‡	0.85%†	0.86%	0.86%	0.87%	0.88%†	0.83%	0.79%

Net investment income	2.89%†	3.59%	2.84%	3.02%	3.18%†	3.09%	3.14%

	Six Months Ended July 31, 2001 (Unaudited)	Year Ended January 31, 2001 (b)

CLASS S SHARES

Net asset value, beginning of period	$1.00	$1.00

Net investment income	0.01	0.02

Distributions to shareholders from

Net investment income	(0.01)	(0.02)

Net asset value, end of period	$1.00	$1.00

Total return	1.31%	1.99%

Ratios and supplemental data

Net assets, end of period (millions)	$615	$574

Ratios to average net assets:
Expenses‡	1.15%†	1.16%†

Net investment income	2.61%†	3.31%†

(a) For the five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.
(b) For the period from June 30, 2000 (commencement of class operations) to January 31, 2001.
‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
† Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Municipal Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

Six Months Ended July 31, 2001 (a) (Unaudited)

CLASS S1 SHARES

Net asset value, beginning of period	$1.00

Net investment income	0 †††

Distributions to shareholders from

Net investment income	0 †††

Net asset value, end of period	$1.00

Total return	0.18%

Ratios and supplemental data

Net assets, end of period (millions)	$0

Ratios to average net assets
Expenses‡	1.15%†

Net investment income	2.60%†

	Six Months Ended July 31, 2001 (Unaudited)	Year Ended January 31			Year Ended August 31,
		2001	2000	1999	1998 (b)	1997	1996
CLASS I SHARES ††

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.02	0.04	0.03	0.03	0.01	0.03	0.03

Distributions to shareholders from

Net investment income	(0.02)	(0.04)	(0.03)	(0.03)	(0.01)	(0.03)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.61%	4.00%	3.21%	3.38%	1.47%	3.44%	3.53%

Ratios and supplemental data

Net assets, end of period (millions)	$607	$512	$591	$540	$386	$378	$617

Ratios to average net assets
Expenses‡	0.55%†	0.56%	0.56%	0.57%	0.58%†	0.53%	0.49%

Net investment income	3.18%†	3.89%	3.15%	3.30%	3.46%†	3.37%	3.44%

(a) For the period from June 26, 2001 (commencement of class operations) to July 31, 2001.
(b) For the five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.
‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
† Annualized.
†† Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).
††† Represents an amount less than $0.005 per share.

See Combined Notes to Financial Statements.

 EVERGREEN
New Jersey Municipal Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended July 31, 2001 (Unaudited)	Year Ended January 31,
		2001	2000	1999 (a)

CLASS A SHARES

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.01	0.03	0.03	0.01

Distributions to shareholders from

Net investment income	(0.01)	(0.03)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return	1.40%	3.45%	2.59%	0.66%
Ratios and supplemental data

Net assets, end of period (millions)	$48	$34	$111	$95

Ratios to average net assets:
Expenses‡	0.85%†	0.82%	0.84%	0.85%†

Net investment income	2.77%†	3.38%	2.57%	2.46%†

	Six Months Ended July 31, 2001 (Unaudited)	Year Ended January 31, 2001 (b)

CLASS S SHARES

Net asset value, beginning of period	$1.00	$1.00

Net investment income	0.01	0.02

Distributions to shareholders from

Net investment income	(0.01)	(0.02)

Net asset value, end of period	$1.00	$1.00

Total return	1.25%	1.84%

Ratios and supplemental data

Net assets, end of period (millions)	$113	$98

Ratios to average net assets:
Expenses‡	1.15%†	1.14%

Net investment income	2.51%†	3.07%

(a) For the period from October 26, 1998 (commencement of class operations) to January 31, 1999.
(b) For the period from June 30, 2000 (commencement of class operations) to January 31, 2001.
‡ The ratio of expenses to average net assets excludes expese reductions but includes fee waivers.
† Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
New Jersey Municipal Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended July 31, 2001 (Unaudited)	Year Ended January 31,
		2001	2000 (a)

CLASS I SHARES ††

Net asset value, beginning of period	$0.00	$1.00	$1.00

Net investment income	0.02	0.04	0.02

Distributions to shareholders from

Net investment income	(0.02)	(0.04)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00

Total return	1.55%	3.76%	2.47%

Ratios and supplemental data

Net assets, end of period (millions)	$7	$2	$2

Ratios to average net assets:
Expenses‡	0.56%†	0.53%	0.52%†

Net investment income	2.96%†	3.69%	3.06%†

(a) For the period April 5, 1999 (commencement of class operations) to January 31, 2000.
‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
† Annualized.
†† Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).

See Combined Notes to Financial Statements.

 EVERGREEN
Pennsylvania Municipal Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended July 31, 2001 (Unaudited)	Year Ended January 31,				Year Ended August 31,		Year Ended February 29, 1996 (c)
		2001	2000	1999	1998 (a)	1997	1996 (b)

CLASS A SHARES

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.02	0.04	0.03	0.03	0.01	0.03	0.01	0.02

Distributions to shareholders from

Net investment income	(0.02)	(0.04)	(0.03)	(0.03)	(0.01)	(0.03)	(0.01)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.46%	3.66%	2.90%	2.96%	1.34%	3.05%	1.49%	1.72%

Ratios and supplemental data

Net assets, end of period (millions)	$25	$19	$125	$96	$37	$36	$22	$4

Ratios to average net assets:
Expenses‡	0.64%†	0.65%	0.60%	0.61%	0.61%†	0.60%	0.55%†	0.47%†

Net investment income	2.90%†	3.59%	2.87%	2.90%	3.15%†	3.01%	2.97%†	3.14%†

	Six Months Ended July 31, 2001(Unaudited)	Year Ended January 31, 2001 (d)

CLASS S SHARES

Net asset value, beginning of period	$1.00	$1.00

Net investment income	0.01	0.02

Distributions to shareholders from

Net investment income	(0.01)	(0.02)
Net asset value, end of period	$1.00	$1.00

Total return	1.23%	1.89%

Ratios and supplemental data

Net assets, end of period (millions)	$157	$140

Ratios to average net assets:
Expenses‡	1.09%†	1.09%†

Net investment income	2.48%†	3.17%†

(a) For the five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.
(b) For the six months ended August 31, 1996. The Fund changed its fiscal year end from February 29 to August 31, effective August 31, 1996.
(c) For the period from August 22, 1995 (commencement of class operations) to February 29, 1996.
(d) For the period from June 30, 2000 (commencement of class operations) to January 31, 2001.
‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
† Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Pennsylvania Municipal Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended July 31, 2001 (Unaudited)	Year Ended January 31,				Year Ended August 31,		Year Ended February 29, 1996
		2001	2000	1999	1998 (a)	1997	1996 (b)

CLASS I SHARES ††

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.02	0.04	0.03	0.03	0.01	0.03	0.01	0.03

Distributions to shareholders from

Net investment income	(0.02)	(0.04)	(0.03)	(0.03)	(0.01)	(0.03)	(0.01)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.53%	3.82%	3.00%	3.07%	1.38%	3.15%	1.51%	3.55%

Ratios and supplemental data

Net assets, end of period (millions)	$62	$71	$62	$40	$33	$32	$48	$83

Ratios to average net assets:
Expenses‡	0.49%†	0.49%	0.50%	0.52%	0.51%†	0.50%	0.50%†	0.37%

Net investment income	3.08%†	3.73%	2.98%	3.02%	3.26%†	3.10%	2.92%†	3.42%

(a) For the five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.
(b) For the sixth months ended August 31, 1996. The Fund changed its fiscal year end from February 29 to August 31, 1996.
‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
† Annualized.
†† Effective at the close of business May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (class I).

See Combined Notes to Financial Statements.

 EVERGREEN
Treasury Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended July 31, 2001 (Unaudited)	Year Ended January 31,				Year Ended August 31,
		2001	2000	1999	1998 (a)	1997	1996

CLASS A SHARES

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.02	0.06	0.04	0.05	0.02	0.05	0.05

Distributions to shareholders from

Net investment income	(0.02)	(0.06)	(0.04)	(0.05)	(0.02)	(0.05)	(0.05)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.95%	5.65%	4.38%	4.75%	2.07%	4.82%	4.98%

Ratios and supplemental data

Net assets, end of period (millions)	$735	$743	$2,828	$3,366	$2,616	$2,485	$2,608

Ratios to average net assets:
Expenses‡	0.70%†	0.73%	0.74%	0.73%	0.73%†	0.72%	0.69%

Net investment income	3.91%†	5.27%	4.28%	4.63%	4.89%†	4.73%	4.76%

	Six Months Ended July 31, 2001 (Unaudited)	Year Ended January 31, 2001 (b)

CLASS S SHARES

Net asset value, beginning of period	$1.00	$1.00

Net investment income	0.02	0.03

Distributions to shareholders from

Net investment income	(0.02)	(0.03)

Net asset value, end of period	$1.00	$1.00

Total return	1.80%	3.24%

Ratios and supplemental data

Net assets, end of period (millions)	$1,967	$2,135

Ratios to average net assets:
Expenses‡	1.00%†	1.04%†

Net investment income	3.61%†	5.50%†

(a) For the five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.
(b) For period from June 30, 2000 (commencement of class operations) to January 31, 2001.
‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
† Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Treasury Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended July 31, 2001 (Unaudited)	Year Ended January 31,			Year Ended August 31,
		2001	2000	1999	1998 (a)	1997	1996

CLASS I SHARES ††

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.02	0.06	0.05	0.05	0.02	0.05	0.05

Distributions to shareholders from

Net investment income	(0.02)	(0.06)	(0.05)	(0.05)	(0.02)	(0.05)	(0.05)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	2.10%	5.97%	4.69%	5.07%	2.20%	5.14%	5.29%

Ratios and supplemental data

Net assets, end of period (millions)	$1,153	$1,032	$1,034	$1,045	$572	$547	$760

Ratios to average net assets:
Expenses‡	0.40%†	0.43%	0.44%	0.43%	0.43%†	0.42%	0.39%

Net investment income	4.14%†	5.78%	4.58%	4.89%	5.19%†	5.02%	5.12%

(a) For the five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.
‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
† Annualized.
†† Effective at the close of business May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (class I).

See Combined Notes to Financial Statements.

 EVERGREEN
U.S. Government Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

Six Months Ended July 31, 2001 (a) (Unaudited)

CLASS A SHARES

Net asset value, beginning of period	$1.00

Net investment income	0 ††

Distributions to shareholders from

Net investment income	0 ††

Net asset value, end of period	$1.00

Total return	0.33%

Ratios and supplemental data

Net assets, end of period (thousands)	$1

Ratios to average net assets
Expenses‡	1.05%†

Net investment income	3.04%†

Six Months Ended July 31, 2001 (a) (Unaudited)

CLASS B SHARES

Net asset value, beginning of period	$1.00

Net investment income	0 ††

Distributions to shareholders from

Net investment income	0 ††

Net asset value, end of period	$1.00

Total return*	0.26%

Ratios and supplemental data

Net assets, end of period (thousands)	$1

Ratios to average net assets
Expenses‡	1.80%†

Net investment income	2.03%†

(a) For the period from June 26, 2001 (commencement of class operations) to July 31, 2001.
* Excluding applicable sales charges.
‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
† Annualized.
†† Represents an amount less than $0.005 per share.

See Combined Notes to Financial Statements.

EVERGREEN
U.S. Government Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

Six Months Ended July 31, 2001 (a) (Unaudited)

CLASS C SHARES

Net asset value, beginning of period	$1.00

Net investment income	0 ††

Distributions to shareholders from

Net investment income	0 ††

Net asset value, end of period	$1.00

Total return*	0.26%

Ratios and supplemental data

Net assets, end of period (thousands)	$1

Ratios to average net assets
Expenses‡	1.80%†

Net investment income	2.03%†

Six Months Ended July 31, 2001 (a) (Unaudited)

CLASS S SHARES

Net asset value, beginning of period	$1.00

Net investment income	0 ††

Distributions to shareholders from

Net investment income	0 ††

Net asset value, end of period	$1.00

Total return	0.30%
Ratios and supplemental data

Net assets, end of period (thousands)	$1

Ratios to average net assets
Expenses‡	1.40%†

Net investment income	2.03%†

(a) For the period from June 26, 2001 (commencement of class operations) to July 31, 2001.
* Excluding applicable sales charges.
‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
† Annualized.
†† Represents an amount less than $0.005 per share.

See Combined Notes to Financial Statements.

EVERGREEN
U.S. Government Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

Six Months Ended July 31, 2001 (a) (Unaudited)

CLASS S1 SHARES

Net asset value, beginning of period	$1.00

Net investment income	0 ††

Distributions to shareholders from

Net investment income	0 ††

Net asset value, end of period	$1.00

Total return	0.30%

Ratios and supplemental data

Net assets, end of period (thousands)	$10,025

Ratios to average net assets
Expenses‡	0.80%†

Net investment income	3.02%†

Six Months Ended July 31, 2001 (a) (Unaudited)

CLASS I SHARES

Net asset value, beginning of period	$1.00

Net investment income	0 ††

Distributions to shareholders from

Net investment income	0 ††

Net asset value, end of period	$1.00

Total return	0.36%

Ratios and supplemental data

Net assets, end of period (thousands)	$1

Ratios to average net assets
Expenses‡	0.80%†

Net investment income	3.04%†

(a) For the period from June 26, 2001 (commencement of class operations) to July 31, 2001.
‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
† Annualized.
†† Represents an amount less than $0.005 per share.

See Combined Notes to Financial Statements.

 EVERGREEN
Florida Municipal Money Market Fund
Schedule of Investments
July 31, 2001 (Unaudited)

	Principal Amount	Value
MUNICIPAL OBLIGATIONS - 99.5%
Airport - 7.0%
Broward Cnty., FL Arpt. Sys. RB, Floating Rate Trust Certificates, Ser. 2000-361, (Insd. by AMBAC & Liq: State Street Bank), 2.89%, VRDN	$2,400,000	$2,400,000
Lee Cnty., FL Arpt. RB, Master Trust, Ser. 2000-3, (Insd. by FSA & Liq.: ABN Amro Bank), 2.77%, VRDN	5,000,000	5,000,000
Miami-Dade Cnty., FL HFA RB, Flightsafety Proj., Ser. B, (Gtd. by Boeing Co.), 3.00%, VRDN	4,800,000	4,800,000

12,200,000

Community Development District - 1.1%
Miami-Dade Cnty., FL IDA RB, Futerama Proj., (LOC: SouthTrust Bank, NA), 2.84%, VRDN	1,525,000	1,525,000
Tamarac, FL IDRB, Tamarac Business Ctr. Proj., (LOC: Bank of America, NA), 2.80%, VRDN	485,000	485,000

2,010,000

Continuing Care Retirement Community - 4.5%
Bay Cnty., FL RB, Methodist Home for Aging, (Gtd. by FHLB), 2.79%, VRDN	7,885,000	7,885,000

Education - 9.6%
Florida Board of Ed. Lottery RB, Eagle Trust Cert. 2001-09D4, (Insd. by AMBAC & Liq.: Citibank, NA), 2.74%, VRDN	2,600,000	2,600,000
Hillsborough Cnty., FL Sch. Board COP:
Master Lease Program, (Insd. by MBIA & Liq.: Citibank, NA), 2.89%, VRDN	6,700,000	6,700,000
Variable Rate Certificate, Ser. 2000E, (Insd. by MBIA & Liq.: Bank of America, NA), 2.79%, VRDN	4,590,000	4,590,000
Pasco Cnty., FL Edl. Facs. Auth. RB, St. Leo Univ. Proj., (LOC: Allied Irish Banks, PLC), 2.74%, VRDN	2,840,000	2,840,000

16,730,000

Electric Revenue - 0.3%
Hillsborough Cnty., FL Indl. Dev. PCRB, Tampa Elec. Co., (Gtd. by Tampa Elec. Co.), 2.85%, VRDN	500,000	500,000

General Obligation - Local - 1.4%
East Orange, NJ TAN GO, Ser. B, 5.95%, 8/14/2001	2,500,000	2,500,379

EVERGREEN
Florida Municipal Money Market Fund
Schedule of Investments
July 31, 2001 (Unaudited)

	Principal Amount	Value
MUNICIPAL OBLIGATIONS - continued
Hospital - 8.4%
Jacksonville, FL IDRB, Univ. of Florida Hlth. Science Ctr., (LOC: Bank of America, NA), 2.90%, VRDN	$900,000	$900,000
Miami Beach, FL Hlth. Facs. Auth. RB, PFOTER, (Liq.: Merrill Lynch & Co., Inc.), 2.89%, VRDN	3,400,000	3,400,000
Punta Gorda, FL Hlth. Facs. RB, Floating Rate Trust Certificate, Ser. 98-321, (Insd. by FSA & Liq.: Morgan Stanley Dean Witter, Inc), 2.86%, VRDN	10,440,000	10,440,000

14,740,000

Housing - 15.6%
Brevard Cnty., FL HFA RB, Shore View Apts. Proj., (LOC: Harris Trust & Savings), 2.75%, VRDN	2,200,000	2,200,000
Broward Cnty., FL HFA, Eagle Trust Certificate 2000-C0903, (Insd. by GNMA & Liq.: Citibank, NA), 2.86%, VRDN	1,090,000	1,090,000
Hawaii HFA & Dev. Corp. RB, Rental Hsg. Sys. Proj., (LOC: Industrial Bank of Japan, Ltd.), 3.75%, VRDN	3,400,000	3,400,000
Orange Cnty., FL HFA MHRB, Oakwood Proj., Ser. E, (LOC: Fleet Bank, NA), 4.45%, 10/1/2001	3,000,000	3,000,000
Orange Cnty., FL HFA RB, PFOTER, (Liq.: Merrill Lynch & Co., Inc.), 2.94%, VRDN	6,560,000	6,560,000
Palm Beach Cnty., FL HFA MHRB, 2.89%, VRDN	7,830,000	7,830,000
Volusia Cnty., FL HFA MHRB, Mallwood Vlg. Proj., Ser. C, (LOC: AmSouth Bank, NA), 2.75%, VRDN	3,200,000	3,200,000

27,280,000

Industrial Development Revenue - 29.2%
Ashdown, AR IDA RB, Allied Corp. Proj., (Gtd. by Honeywell Intl., Inc.), 4.70%, 11/1/2001	505,000	505,000
Broward Cnty., FL IDRB, Bonsal Co. Proj., (LOC: Bank of America, NA), 2.80%, VRDN	1,400,000	1,400,000
Dade Cnty., FL IDA RB:
FL Convalescent Proj., Ser. 1986, (LOC: Bank of Tokyo - Mitsubishi, Ltd.), 2.85%, VRDN	2,200,000	2,200,000
Jay W. Lotspeich Proj., (LOC: Dai-Ichi Kangyo Bank, Ltd.), 4.50%, VRDN	150,000	150,000
Quipp, Inc. Proj., (LOC: Bank of Tokyo - Mitsubishi, Ltd.), 2.80%, VRDN	850,000	850,000
Escambia Cnty., FL IDRB, Daws Mfg. Co., Inc. Proj., (LOC: AmSouth Bank, NA), 2.90%, VRDN	3,500,000	3,500,000
Florida Dev. Fin. Corp. IDRB:
Novelty Crystal Proj., (LOC: SunTrust Banks, NA), 2.85%, VRDN	1,100,000	1,100,000
Plastics Components Proj., (LOC: SunTrust Banks, NA), 2.85%, VRDN	1,050,000	1,050,000
Suncoast Bakeries Proj., Ser. A1, (LOC: SunTrust Banks, NA), 2.85%, VRDN	810,000	810,000

EVERGREEN
Florida Municipal Money Market Fund
Schedule of Investments(continued)
July 31, 2001 (Unaudited)

	Principal Amount	Value
MUNICIPAL OBLIGATIONS - continued
Industrial Development Revenue - continued
Hernando Cnty., FL IDRB, Moore McCormack Resources, (LOC: Wells Fargo Bank), 2.74%, VRDN	$2,400,000	$2,400,000
Hillsborough Cnty., FL IDRB:
Berry Packaging, Inc. Proj., (LOC: Bank of America, NA), 2.80%, VRDN	1,715,000	1,715,000
Serigraphic Arts, Inc. Proj., (LOC: Dai-Ichi Kangyo Bank, Ltd.), 4.50%, VRDN	350,000	350,000
Jacksonville, FL Economic Dev. Commission IDRB:
Crown Products Co. Proj., Ser. 1998, (LOC: SunTrust Banks, NA), 2.85%, VRDN	1,200,000	1,200,000
Hartley Press Inc. proj., (LOC: Bank of America, NA), 2.80%, VRDN	4,200,000	4,200,000
Lincoln Cnty., ID IDRB, Double A Dairy Proj., Ser. A, (LOC: Bank of America, NA), 2.95%, VRDN	2,000,000	2,000,000
Miami-Dade Cnty., FL IDRB, Flight Safety Proj., Ser. B, (Gtd. by Boeing, Co.), 3.00%, VRDN	12,500,000	12,500,000
Palm Beach Cnty., FL IDRB, Gulfstream Goodwill Hlth., (LOC: SouthTrust Bank, NA), 2.79%, VRDN	3,165,000	3,165,000
Pasco Cnty., FL IDRB, PAC-MED, Inc. Proj., (LOC: Bank of America, NA), 2.80%, VRDN	2,200,000	2,200,000
Polk Cnty., FL IDA RB:
Citrus World, Inc., (LOC: SunTrust Banks), 2.95%, VRDN	1,000,000	1,000,000
Sun Orchard Florida, Inc. Proj., (LOC: Bank One Corp.), 3.00%, VRDN	2,635,000	2,635,000
Riviera Beach, FL IDRB, K Rain Manufacturing Proj., (LOC: Bank of America, NA), 2.80%, VRDN	2,900,000	2,900,000
Sheboygan, WI IDRB, Vortex Liquid Color Proj., (LOC: Associated Bank, NA), 2.94%, VRDN	1,800,000	1,800,000
St. John’s Cnty., FL IDRB, Bronz-Glow Technologies Proj., (LOC: SouthTrust Bank, NA), 2.94%, VRDN	1,595,000	1,595,000

51,225,000

Lease - 2.4%
Koch Floating Rate Trust COP, Ser. 2000-1, (Insd. by AMBAC & Liq.: State Street Bank, NA), 2.99%, VRDN	4,218,140	4,218,140
Miscellaneous Revenue - 4.6%
Clipper, FL Tax Exempt COP:
Ser. 2000-3, Class A, (Insd. by MBIA & Liq.: State Street Bank, NA), 2.94%, VRDN	3,857,000	3,857,000
Ser. 2000-1, Class A, (Insd. by FSA & Liq.: State Street Bank, NA), 2.94%, VRDN	2,966,000	2,966,000
Ser. 1999-2, (Gtd. by GNMA & Liq: State Street Bank, NA), 2.99%, VRDN	1,228,000	1,228,000

8,051,000

EVERGREEN
Florida Municipal Money Market Fund
Schedule of Investments(continued)
July 31, 2001 (Unaudited)

	Principal Amount	Value
MUNICIPAL OBLIGATIONS - continued
Resource Recovery - 3.0%
Port Longview, WA Indl. Dev. Corp. Solid Wst. Disp. RB, Weyerhaeuser, Co. Proj., (Gtd. by Weyerhaeuser, Co.), 4.50%, VRDN	$5,200,000	$5,200,000

Utility - 7.8%
Chula Vista, CA IDRB, San Diego Gas & Elec. Co., Ser. B, (Gtd by San Diego Gas & Electric Co.), 3.60%, VRDN	1,300,000	1,300,000
Maricopa Cnty., AZ IDA RB, Citizens Communication Proj., Ser. 1988, (Gtd. by Citizens Utils. Co.), 4.50%, 8/23/2001	1,215,000	1,215,000
Martin Cnty., FL PCRB, Florida Pwr. & Light Co. Proj., (Gtd. by Florida Pwr. & Light, Co.), 2.90%, VRDN	1,100,000	1,100,000
San Diego, CA IDRB, San Diego Gas & Elec. Proj.:
(Gtd. by San Diego Gas & Electric Co.), 3.25%, 8/16/2001	2,000,000	2,000,000
(Gtd. by San Diego Gas & Electric Co.), 3.50%, 9/19/2001	3,100,000	3,100,000
Trimble Cnty., KY PCRB, Louisville Gas & Elec., (Gtd. by Louisville Gas & Elec. Co.), 3.00%, 8/23/2001	5,000,000	5,000,000

13,715,000

Water & Sewer - 4.6%
Florida Governmental Util. Auth. RB, Floating Rate Trust Certificate, Ser. 2000-327, (Insd. by AMBAC & Liq.: Morgan Stanley Dean Witter Inc.), 2.89%, VRDN	8,097,500	8,097,500

Total Municipal Obligations		174,352,019

	Shares Amount
MUTUAL FUND SHARES - 0.1%
Federated Florida Municipal Cash Trust	200,000	200,000

Total Investments - (cost $174,552,019) - 99.6%		174,552,019
Other Assets and Liabilities - 0.4%		623,080

Net Assets - 100.0%		$175,175,099

See Combined Notes to Schedules of Investments.

 EVERGREEN
Money Market Fund
Schedule of Investments
July 31, 2001 (Unaudited)

	Principal Amount	Value
COMMERCIAL PAPER - 52.9%
Asset-Backed - 39.9%
Alpine Securitization Corp.:
3.76%, 8/15/2001	$100,000,000	$99,853,778
3.90%, 8/1/2001	200,000,000	200,000,000
ASAP Funding Ltd.:
3.78%, 8/23/2001	100,000,000	99,769,000
3.80%, 8/20/2001	50,000,000	49,899,722
3.81%, 8/13/2001	100,000,000	99,873,000
3.83%, 8/6/2001	100,000,000	99,946,806
Asset One Securitization LLC:
3.77%, 8/9/2001	100,000,000	99,916,222
3.77%, 8/14/2001	49,000,000	48,933,292
3.78%, 8/6/2001	80,000,000	79,958,000
3.78%, 8/15/2001	62,721,000	62,628,800
3.85%, 8/9/2001	50,000,000	49,957,223
Associates Corp. NA, 3.71%, 10/1/2001	100,000,000	100,000,000
AT&T Corp., 3.85%, 9/4/2001	100,000,000	99,636,389
Atlantic Asset Securitization Corp.:
3.75%, 8/23/2001	50,000,000	49,885,417
3.75%, 8/27/2001	45,080,000	44,957,908
3.80%, 8/2/2001	79,833,000	79,824,573
Bavaria Universal Funding:
3.77%, 8/8/2001	125,000,000	124,908,368
3.79%, 8/8/2001	50,000,000	49,963,153
3.79%, 8/10/2001	66,317,000	66,254,164
Brahms Funding Corp.:
3.81%, 8/9/2001	52,923,000	52,878,192
3.81%, 8/15/2001	170,000,000	169,748,116
Centex Home Mortgage LLC Extend:
3.72%, 9/20/2001	50,000,000	49,741,667
3.75%, 8/24/2001	75,000,000	74,820,312
3.76%, 8/24/2001	50,000,000	49,879,889
Check Point Charlie, Inc.:
3.64%, 9/24/2001	64,242,000	63,891,239
3.75%, 8/14/2001	50,140,000	50,072,102
3.76%, 8/14/2001	53,800,000	53,726,952
3.76%, 8/20/2001	75,000,000	74,851,167
3.76%, 8/24/2001	49,720,000	49,600,561
3.77%, 8/6/2001	65,330,000	65,295,792
3.77%, 8/8/2001	50,150,000	50,113,237
4.00%, 8/13/2001	30,500,000	30,459,333
4.00%, 8/16/2001	43,670,000	43,597,217

EVERGREEN
Money Market Fund
Schedule of Investments(continued)
July 31, 2001 (Unaudited)

	Principal Amount	Value
COMMERCIAL PAPER - continued
Asset-Backed - continued
Crown Point Capital Co.:
3.75%, 8/13/2001	$68,224,000	$68,138,720
3.76%, 8/10/2001	40,123,000	40,085,285
3.77%, 8/10/2001	126,250,000	126,131,009
Eiffel Funding LLC:
3.75%, 8/21/2001	96,000,000	95,800,000
3.78%, 8/9/2001	75,000,000	74,937,000
3.90%, 8/1/2001	65,000,000	65,000,000
Four Winds Funding Corp., 3.81%, 8/6/2001	50,000,000	49,973,542
Giro Balanced Funding:
3.78%, 8/10/2001	172,511,000	172,347,977
3.80%, 8/20/2001	100,000,000	99,799,444
3.82%, 8/13/2001	75,000,000	74,904,500
Halogen Capital Co., 3.75%, 8/17/2001	104,354,000	104,180,077
Lake Front Co.:
3.76%, 8/24/2001	60,268,000	60,123,223
3.77%, 8/13/2001	50,000,000	49,937,167
3.78%, 8/9/2001	70,328,000	70,268,924
3.78%, 8/30/2001	50,000,000	49,847,750
3.83%, 8/17/2001	60,601,000	60,497,844
Lyon Short Term Funding Corp.:
3.76%, 8/13/2001	100,349,000	100,223,229
3.77%, 8/21/2001	45,281,000	45,186,162
Moat Fdg., LLC, 3.75%, 8/24/2001	100,000,000	99,760,417
MPF, Ltd.:
3.75%, 9/14/2001	111,000,000	110,491,250
3.80%, 9/6/2001	58,375,000	58,153,175
3.84%, 8/3/2001	50,000,000	49,989,333
Ness LLC:
3.75%, 8/15/2001	73,957,000	73,849,146
3.75%, 8/27/2001	57,903,000	57,746,179
3.75%, 8/28/2001	100,000,000	99,718,751
3.78%, 8/10/2001	54,608,000	54,556,395
3.80%, 8/6/2001	88,021,000	87,974,545
Old Line Funding Corp.:
(LOC: Dai-Ichi Kangyo Bank, Ltd.), 3.81%, 8/2/2001	125,000,000	124,986,771
(LOC: Dai-Ichi Kangyo Bank, Ltd.), 3.81%, 8/3/2001	77,145,000	77,128,671
Principal Resources Mortgage:
3.72%, 9/20/2001	44,403,000	44,173,585
3.75%, 9/21/2001	75,462,000	75,061,108
Sheffield Receivables Corp., 3.80%, 8/2/2001	100,720,000	100,709,368
Special Purpose Accounts Receivable Co., 3.83%, 8/3/2001	64,358,000	64,344,306

EVERGREEN
Money Market Fund
Schedule of Investments(continued)
July 31, 2001 (Unaudited)

	Principal Amount	Value
COMMERCIAL PAPER - continued
Asset-Backed - continued
Three Pillars Funding Corp.:
3.75%, 8/9/2001	$50,000,000	$49,958,333
3.75%, 8/13/2001	65,305,000	65,223,369
3.80%, 8/6/2001	74,508,000	74,468,676
Thunder Bay Funding, Inc.,, 3.75%, 8/14/2001	162,249,000	162,029,288
Transamerica Finance Corp., 3.94%, 10/1/2001	135,000,000	135,000,000
Trident Capital Finance, Inc., 3.65%, 8/23/2001	100,000,000	99,776,944
Triple A One Fdg. Corp., 3.74%, 8/20/2001	129,112,000	128,857,147
Twin Towers, Inc.:
(LOC: Deutsche Bank), 3.77%, 8/3/2001	62,418,000	62,404,927
(LOC: Deutsche Bank), 3.77%, 8/8/2001	150,000,000	149,890,042
Tyco Intl. Group SA:
3.72%, 9/25/2001	113,000,000	112,357,783
3.73%, 9/18/2001	44,400,000	44,179,184
3.75%, 9/21/2001	44,750,000	44,512,266
3.83%, 8/14/2001	39,129,000	39,074,882
3.83%, 8/20/2001	50,000,000	49,898,930
3.84%, 8/30/2001	32,242,000	32,142,265
3.85%, 8/24/2001	100,000,000	99,754,028
Unilever Capital Corp., 3.97%, 9/7/2001	100,000,000	100,013,643
Vistaone:
3.76%, 8/7/2001	50,504,000	50,472,351
3.78%, 8/9/2001	50,155,000	50,112,870

6,620,993,372

Banks - 2.7%
Bayerische Hypo Union, 3.87%, 7/29/2002	175,000,000	174,949,375
Citibank Credit Card Issuance Trust:
3.75%, 8/16/2001	100,000,000	99,843,750
3.77%, 8/23/2001	50,000,000	49,884,805
Discover Card, 3.82%, 8/2/2001	75,000,000	74,992,042
Liberty Lighthouse US Capital Corp., 4.02%, 8/16/2002	43,000,000	43,000,000

442,669,972

Diversified Financials - 9.5%
Concord Minutemen Capital Corp.:
3.75%, 8/24/2001	138,423,000	138,091,362
3.77%, 8/13/2001	36,042,000	35,996,707
Lexington Parker Capital Corp., 3.76%, 8/16/2001	95,564,000	95,414,283
Montauk Funding Corp.:
3.75%, 8/17/2001	100,000,000	99,833,333
3.76%, 8/10/2001	142,000,000	141,866,520

EVERGREEN
Money Market Fund
Schedule of Investments(continued)
July 31, 2001 (Unaudited)

	Principal Amount	Value
COMMERCIAL PAPER - continued
Diversified Financials - continued
Tannehill Capital Co.:
3.75%, 8/17/2001	$75,557,000	$75,431,072
3.76%, 8/8/2001	100,000,000	99,926,889
3.76%, 8/10/2001	75,706,000	75,634,836
3.76%, 8/17/2001	50,000,000	49,916,444
3.77%, 8/17/2001	100,000,000	99,832,445
3.78%, 8/17/2001	150,000,000	149,748,000
3.78%, 8/22/2001	65,844,000	65,698,814
Unilever Capital Corp., 3.97%, 9/7/2001	150,000,000	150,000,000
Verizon Global Funding, 3.74%, 9/20/2001	175,000,000	174,924,156
Victory Receivable Corp.:
3.75%, 8/20/2001	50,000,000	49,901,041
3.78%, 8/17/2001	65,134,000	65,024,575

1,567,240,477

Insurance - 0.8%
Breeds Hill:
3.75%, 8/10/2001	43,630,000	43,589,097
3.76%, 8/8/2001	55,164,000	55,123,669
3.77%, 8/22/2001	35,172,000	35,094,651

133,807,417

Total Commercial Paper		8,764,711,238

CORPORATE BONDS - 39.6%
Asset-Backed - 7.6%
Asset Backed Capital Finance Co., 3.83%, 8/1/2001	100,000,000	99,995,412
Belford Capital, 3.92%, 9/17/2001	50,000,000	50,000,000
Beneficial Corp., 4.11%, 9/5/2001	50,000,000	50,035,778
Beta Finance, Inc., 3.90%, 8/1/2001	100,000,000	100,000,000
CC USA Inc.:
3.90%, 8/1/2001	100,000,000	100,000,000
4.16%, 8/7/2001	100,000,000	100,000,000
4.16%, 8/7/2001	100,000,000	100,000,000
Countrywide Funding Corp., 3.95%, 8/1/2001	210,870,000	210,870,000
DaimlerChrysler, 4.34%, 8/8/2001	100,000,000	100,000,000
Liberty Light Us Capital, 3.84%, 8/1/2001	100,000,000	100,000,000
Sinking Fund Tarns LLC, 3.94%, 8/2/2001	15,000,000	15,000,000
Strategic Money Market Trust, 3.91%, 9/13/2001	50,000,000	50,000,000
Syndicated Loan Funding:
3.93%, 8/15/2001	80,000,000	80,000,000
4.08%, 9/17/2001	53,000,000	53,000,000
6.89%, 11/13/2001	50,000,000	50,000,000

1,258,901,190

EVERGREEN
Money Market Fund
Schedule of Investments(continued)
July 31, 2001 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - continued
Brokers - 10.7%
Abacas Investor LLC:
3.91%, 8/6/2002	$90,000,000	$90,000,000
3.92%, 7/25/2002	55,000,000	55,000,000
3.96%, 8/13/2002	35,000,000	35,000,000
Abacas Investor, Ltd.:
4.36%, 6/24/2002	100,000,000	100,000,000
4.74%, 5/20/2002	50,000,000	50,000,000
Bear Stearns Co., Inc.:
3.92%, 8/1/2001	100,000,000	100,000,000
3.96%, 7/29/2002	140,000,000	140,000,000
7.12%, 8/21/2001	135,000,000	135,000,000
Credit Suisse First Boston, Inc., MTN, 4.32%, 6/25/2002	175,000,000	175,000,000
Donaldson Lufkin, & Jenrette, Inc.:
4.16%, 8/7/2001	75,000,000	75,000,000
7.04%, 9/18/2001	50,000,000	50,000,000
Goldman Sachs Group, 3.79%, 9/21/2001	175,000,000	175,000,000
Goldman Sachs Group LP MTN, 3.95%, 10/15/2001	30,000,000	30,044,097
Lehman Brothers Holdings, Inc., 3.84%, 8/22/2001	200,000,000	200,000,000
Merrill Lynch & Co., Inc., 4.29%, 6/10/2002	120,000,000	119,989,888
Morgan Stanley Dean Witter, Inc., 3.86%, 8/15/2001	125,000,000	125,000,000
Salomon Smith Barney Holdings, Inc., 3.75%, 8/22/2001	127,000,000	126,722,187

1,781,756,172

Banks - 5.4%
BankAmerica, NA, MTN, 3.87%, 9/19/2001	50,000,000	50,000,000
Fleet Bank, NA, 3.84%, 8/3/2001	45,000,000	45,000,000
Jackson National, 4.14%, 7/22/2002	100,000,000	100,000,000
Key Bank NA:
3.79%, 8/1/2001	100,000,000	99,988,771
3.88%, 8/1/2001	100,000,000	99,998,160
Marshall & Ilsley, Corp.:
3.83%, 8/20/2001	100,000,000	99,995,041
6.75%, 12/3/2001	125,000,000	125,000,000
National City Corp., 3.86%, 8/1/2001	150,000,000	149,992,027
Natl. Bank Commerce Memphis, TN FRNN, 4.10%, 6/14/2002	50,000,000	50,000,000
Washington Mutual Bank, 3.85%, 8/15/2001	70,000,000	69,970,278

889,944,277

Diversified Financials - 12.4%
Anchor National Life, 3.79%, 10/24/2001	100,000,000	100,000,000
Beta Finance Inc., 4.76%, 4/29/2002	73,000,000	72,994,610
Caterpillar Financial Services, 3.92%, 10/9/2001	50,000,000	50,000,000
CC USA Inc., 4.20%, 7/15/2002	50,000,000	50,000,000
CIT Group, Inc., 3.84%, 10/18/2001	100,000,000	100,000,000

EVERGREEN
Money Market Fund
Schedule of Investments(continued)
July 31, 2001 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - continued
Diversified Financials - continued
Countrywide Funding Corp.:
4.55%, 6/14/2002	$100,000,000	$100,020,919
Dorada Finance, Inc.:
3.83%, 8/1/2001	100,000,000	100,000,000
4.16%, 8/1/2001	70,000,000	70,000,000
GMAC:
3.85%, 8/1/2001	100,000,000	100,000,000
3.85%, 8/1/2001	80,000,000	80,000,000
MTN:
3.80%, 9/26/2001	100,000,000	100,000,000
3.80%, 10/29/2001	50,000,000	50,012,776
3.98%, 8/14/2001	125,000,000	125,000,000
4.25%, 9/17/2001	56,600,000	56,697,276
6.90%, 10/2/2001	150,000,000	150,000,000
Household Finance Corp., 3.86%, 8/16/2001	175,000,000	175,000,000
RACERS FRN:
3.84%, 8/1/2001	100,000,000	100,000,000
3.86%, 8/15/2001 144A	150,000,000	150,000,000
Sigma Finance:
3.84%, VRDN	75,000,000	75,000,000
4.17%, 8/1/2001	100,000,000	99,995,342
Volkswagon Credit, Inc., 6.81%, 10/12/2001	150,000,000	149,999,438

2,054,720,361

Diversified Telecommunication Services - 2.6%
BellSouth Corp., 4.28%, 4/26/2002	250,000,000	249,976,071
Vodafone Airtouch Plc, 3.96%, 9/21/2001 144A	185,150,000	185,238,788

435,214,859

Food Products - 0.9%
Heinz, H. J. Co., 6.82%, 11/15/2001 144A	150,000,000	150,000,000

Total Corporate Bonds		6,570,536,859

FUNDING AGREEMENTS - 4.2%
Allstate Funding, 4.00%, 8/17/2001	100,000,000	100,000,000
Jackson National Life, 3.95%, 7/1/2002	50,000,000	50,000,000
New York Life, 3.79%, 10/1/2001	100,000,000	100,000,000
Sigma Finance, Inc.:
4.45%, 5/31/2002	150,000,000	150,000,000
4.75%, 4/25/2002	100,000,000	100,000,000
Stellar Funding Group Yrs 1&2, 3.78%, 8/6/2001	61,789,000	61,756,561
Transamerica Occidental, 3.97%, 8/1/2001	140,000,000	140,000,000

Total Funding Agreements		701,756,561

EVERGREEN
Money Market Fund
Schedule of Investments(continued)
July 31, 2001 (Unaudited)

	Principal Amount	Value
MUNICIPAL OBLIGATIONS - 0.4%
Industrial Development Revenue - 0.1%
Warren Cnty., KY IDA RB, Stupp Brothers Inc., Ser. B-1, (LOC: BankAmerica, NA), 3.84%, VRDN	$15,900,000	$15,900,000
Miscellaneous Revenue - 0.3%
Detroit, MI Economic Dev. Corp. RB, Waterfront Recreation, Ser. B, (LOC: BankAmerica, NA), 3.84%, VRDN	41,830,000	41,830,000

Total Municipal Obligations		57,730,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.5%
FHLB, 4.30%, 5/23/2002	30,000,000	30,000,000
FHLMC, 4.25%, 5/29/2002	50,000,000	49,958,767
FHLMC MTN, 4.80%, 4/30/2002	70,000,000	69,979,134
FNMA, 4.03%, 6/28/2002	95,000,000	95,000,000

Total U.S. Government & Agency Obligations		244,937,901

REPURCHASE AGREEMENT # - 0.6%
Societe Generale, 3.85%, 8/1/2001	96,898,618	96,898,618

		Shares
MUTUAL FUND SHARES - 0.6%
Federated Prime Value Obligation Fund	95,001,861	95,001,861

Total Investments - (cost $16,531,573,038) - 99.8%		16,531,573,038
Other Assets and Liabilities - 0.2%		40,769,833

Net Assets - 100.0%		$16,572,342,871

See Combined Notes to Schedules of Investments.

 EVERGREEN
Municipal Money Market Fund
Schedule of Investments
July 31, 2001 (Unaudited)

	Principal Amount	Value
MUNICIPAL OBLIGATIONS - 98.2%
Airport - 2.3%
Chicago, IL O’Hare Intl. Arpt. RB, Northwest Airlines, Inc., Ser. A, (LOC: Bank of Tokyo-Mitsubishi, Ltd.), 4.65%, VRDN	$9,000,000	$9,000,000
Denver, CO City & Cnty. Spl. Arpt. Facs. RB, PFOTER, (Liq.: Merrill Lynch & Co., Inc.), 2.94%, VRDN	14,200,000	14,200,000
Indianapolis, IN Arpt. Auth. RB, PFOTER, (Liq.: Merrill Lynch & Co., Inc.), 2.94%, VRDN	5,000,000	5,000,000
Kenton Cnty., KY Arpt. Board RB, Ser. F2, (LOC: Bank of America, NA & Ins. by MBIA), 2.91%, VRDN	2,910,000	2,910,000

31,110,000

Capital Improvements - 0.8%
Texas Pub. Fin. Auth. Bldg. RB, General Svcs. Commission Proj., (Liq.: Citibank, NA & Insd. by AMBAC), 2.89%, VRDN	11,130,000	11,130,000

11,130,000

Community Development District - 1.3%
Chattanooga, TN IDRB, Radisson Read House Proj., Ser. 1995, (LOC: Heller Financial, Inc.), 3.74%, VRDN	3,200,000	3,200,000
Colorado Hsg. & Fin. Auth. IDRB, Worldwest LLP Proj., (LOC: Firstar Bank, NA), 2.95%, VRDN	2,500,000	2,500,000
New Jersey EDA RB, East Meadow Corp. Proj., Ser. 1986A, (LOC: Sanwa Bank, Ltd.), 4.75%, VRDN	2,675,000	2,675,000
Rapid City, SD EDRB, Civic Ctr. Assoc. Proj., (LOC: Citibank, NA), 2.94%, VRDN	4,785,000	4,785,000
Skokie, IL, EDRB, Skokie Fashion Square Proj., (LOC: LaSalle National Bank), 3.075%, VRDN	1,850,000	1,850,000
St. Louis, MO Planned Indl. Expansion IDRB, Lasalle Proj., (LOC: Firstar Bank, NA), 2.98%, VRDN	1,870,000	1,870,000

16,880,000

Education - 1.8%
Arlington, TX Independent Sch. Dist. RB, Ser. 347, (Liq.: Morgan Stanley Dean Witter, Inc.), 2.89%, VRDN	3,495,000	3,495,000
Maryville, TN Board of Ed. IDRB, Maryville College Proj., Ser. A, (LOC: AmSouth Bank, NA), 2.94%, VRDN	4,200,000	4,200,000
Menomonie, WI Area Sch. Dist. TAN & RAN, 5.00%, 9/5/2001	4,500,000	4,501,649
Oklahoma City, OK IDA RB, OK Christian College, (LOC: Bank of America, NA), 2.95%, VRDN	7,700,000	7,700,000
Orange Cnty., FL Sch. Board COP, Ser. 328, (Liq: Morgan Stanley Dean Witter, Inc. & Insd. by MBIA), 2.89%, VRDN	4,450,000	4,450,000

24,346,649

EVERGREEN
Municipal Money Market Fund
Schedule of Investments(continued)
July 31, 2001 (Unaudited)

	Principal Amount	Value
MUNICIPAL OBLIGATIONS - continued
General Obligation - Local - 0.2%
East Smoky Hill, CO Metro. Dist. #2 GO, (LOC: U.S. Bank, NA), 4.45%, 12/1/2001	$2,000,000	$2,000,000

Hospital - 7.2%
Birmingham, AL Spl. Care Facs. RB, Methodist Home for the Aging, (LOC: Colonial Bank, NA), 3.64%, VRDN	6,000,000	6,000,000
Denver, CO City & Cnty. RB, The Children’s Hospital Assn. Proj., (Liq.: Sakura Bank, Ltd. & Insd. by FGIC), 3.95%, VRDN	4,800,000	4,800,000
Illinois Dev. Fin. Auth. RB, Provena Hlth. Proj., Ser. 1998-C, (LOC: Bank One Corp. & Insd. by MBIA), 3.00%, VRDN	5,000,000	5,000,000
Illinois Hlth. Facs. Auth. RB, Lake Forest Hosp. Proj., (LOC: Bank One Corp.), 3.375%, VRDN	7,000,000	7,000,000
Indiana Hlth. Facs. Fin. Auth. RB, Ascension Hlth. Credit Group, (Gtd. by Ascension Hlth. Credit Group), 2.80%, VRDN	4,700,000	4,700,000
Kentucky EDA Hosp. RB, St. Luke’s Hosp., PFOTER, (Liq.: Merrill Lynch & Co., Inc.), 2.91%, VRDN	4,420,000	4,420,000
Louisiana Pub. Fac. Auth. RB, Cenikor Foundation Proj., (LOC: Union Planters Bank, NA), 3.24%, VRDN	3,500,000	3,500,000
Merrill Lynch, Inc., PFOTER, (Liq: Merrill Lynch & Co., Inc. & Insd. by MBIA), 2.99%, VRDN	11,015,000	11,015,000
Montgomery Cnty., MD Hsg. Opportunity Commission MHRB, PFOTER, 144A, (Liq: Merrill Lynch & Co., Inc.), 2.94%, VRDN	6,000,000	6,000,000
Orange Cnty., FL Hlth. Facs. Auth. RB, Ser. 171, (Liq.: Morgan Stanley Dean Witter, Inc. & Insd. FSA), 2.89%, VRDN	6,175,000	6,175,000
Rhode Island Hlth. & Ed. Bldg. Corp. RB, Lifespan Corp., |MSTR, Ser. 1999-69A, Class A, (Liq.: Bear Stearns & Co., Inc. & Coll. by U.S. Treasury), 2.90%, VRDN 144A	31,900,000	31,900,000
South Dakota Hlth. & Ed. Facs. RB, Sioux Valley Hosp. Proj., (Gtd. by Sioux Valley Hosp. Proj.), 2.95%, VRDN	4,920,000	4,920,000
Union Cnty., PA Hosp. RB, Evangelical Community Hosp., Ser. B, (Prerefunded), 4.75%, 10/1/2001	2,435,000	2,435,000

97,865,000

Housing - 25.9%
Arlington Heights, IL MHRB, Dunton Tower Apts. Proj., (LOC: Heller Financial, Inc.), 3.85%, VRDN	2,820,000	2,820,000
Bexar Cnty., TX Hsg. Fin. Corp. MHRB, UTSQA Apts. Proj., (Liq.: Heller Financial, Inc.), 3.74%, VRDN	3,700,000	3,700,000
California Statewide Community Dev. Auth. RB, Aqua Vista Apts. Proj., Ser. 2000-V, (LOC: Bank of the West, NA), 2.90%, VRDN	3,400,000	3,400,000
Clipper FL Tax Exempt Trust COP, Ser. 2000-1, Class A, (LOC: State Street Bank, NA & Insd. by FSA), 2.94%, VRDN	13,023,000	13,023,000

EVERGREEN
Municipal Money Market Fund
Schedule of Investments(continued)
July 31, 2001 (Unaudited)

	Principal Amount	Value
MUNICIPAL OBLIGATIONS - continued
Housing - continued
Clipper Tax Exempt Trust COP:
Ser. A, (LOC: State Street Bank, NA & Insd. by GNMA), 2.99%, VRDN	$11,310,000	$11,310,000
Ser. 1999-3, (LOC: State Street Bank, NA & Insd. by GNMA), 2.99%, VRDN	48,203,000	48,203,000
Colorado Hsg. & Fin. Auth. EDRB, White Wave Proj., Ser. A, (LOC: Key Bank, NA), 3.05%, VRDN	3,135,000	3,135,000
District of Columbia HFA COP, Tyler House Trust, Ser. 1995-A, (LOC: Landesbank Hessen-Thüringen Girozentrale), 2.90%, VRDN	7,200,000	7,200,000
District of Columbia HFA MHRB, Fort Lincoln Garden Proj., Ser. A, (LOC: Crestar Bank, NA), 2.90%, VRDN	3,235,000	3,235,000
Franklin Cnty., OH MHRB, Blacklist Station Apts., (LOC: Fifth Third Bank, NA), 4.65%, 10/1/2001	3,410,000	3,410,000
Hamilton Cnty., OH MHRB:
Forest Ridge Apt. Proj., (Liq.: American Intl. Group (AIG), Inc.), 3.08%, VRDN	11,610,000	11,610,000
Pleasant Run Apt. Proj., (Liq.: American Intl. Group (AIG), Inc.), 3.08%, VRDN	4,565,000	4,565,000
Hawaii Hsg. Fin. & Dev. Corp. RB, Rental Hsg. Sys. Proj.:
Ser. A, (LOC: Industrial Bank of Japan, Ltd.), 3.75%, VRDN	11,700,000	11,700,000
Ser. B, (LOC: Industrial Bank of Japan, Ltd.), 3.75%, VRDN	8,800,000	8,800,000
Kansas Dev. Fin. Auth. MHRB, Trails Garden City Proj., (LOC: SunAmerica Bank, NA), 3.44%, VRDN	8,680,000	8,680,000
Macon, GA Trust Pooled Certificates:
(LOC: Bank of America, NA & Insd. by AMBAC), 2.94%, VRDN	1,945,000	1,945,000
Ser. 1997, (LOC: Bank of America, NA & Insd. by FSA), 2.99%, VRDN	27,100,000	27,100,000
Merrill Lynch, Inc., PFOTER:
(Liq.: Merrill Lynch & Co., Inc. & Insd. by GNMA), 2.94%, VRDN	10,605,000	10,605,000
PPT-11, (Liq.: Bay Hypotheken-und Vereins), 2.94%, VRDN	14,995,000	14,995,000
PPT-8, (Liq.: Credit Suisse First Boston Corp.), 2.99%, VRDN	3,920,000	3,920,000
PPT-9, (LOC: Bayerische Landesbanken), 2.99%, VRDN	4,330,000	4,330,000
PPT-7, 144A, (Insd. by AMBAC), 3.09%, VRDN	15,815,000	15,815,000
Miami Beach, FL Hlth. Fac. Auth. RB, PFOTER, (Liq.: Merrill Lynch & Co., Inc.), 2.89%, VRDN	27,600,000	27,600,000
Missouri MHRB, PFOTER, Oak Creek / Nob Hill, (Liq.: Merrill Lynch & Co., Inc.), 2.94%, VRDN	8,955,000	8,955,000
Morgan Keegan Municipal Products Inc. Trust Receipts:
Ser. 2001-B, (Liq.: American International Group, Inc.), 2.94%, VRDN	14,935,000	14,935,000
Ser. 2001-C, (Liq.: Dexia Credit Local & Coll. by U.S. Treasury), 2.94%, VRDN	20,830,000	20,830,000
Ser. 2001-D, (Liq.: Dexia Credit Local & Coll. by U.S. Treasury), 2.94%, VRDN	8,825,000	8,825,000
Nebraska Investment Fin. Auth. MHRB, Apple Creek Assoc. Proj., (LOC: Northern Trust), 3.10%, VRDN	2,900,000	2,900,000

EVERGREEN
Municipal Money Market Fund
Schedule of Investments
(continued) July 31, 2001 (Unaudited)

	Principal Amount	Value
MUNICIPAL OBLIGATIONS - continued
Housing - continued
Ohio Hsg. Fin. Agcy. MHRB, Pine Crossing Proj., Ser. A, (LOC: Sumitomo Bank, Ltd.), 4.40%, VRDN	$3,605,000	$3,605,000
Orange Cnty., FL HFA RB, PFOTER, PPT-564, (Liq.: Merrill Lynch & Co., Inc.), 2.94%, VRDN	3,200,000	3,200,000
Shelby Cnty., TN Hlth., Ed. & Hsg. Facs. Board RB, Courtyard Apts. I Proj., Ser. A, (LOC: Bank of America, NA), 2.80%, VRDN	5,000,000	5,000,000
South Bend, IN MHRB, Maple Lane Assoc. Proj., Ser. 1987, (LOC: FHLB of Indianapolis), 2.95%, VRDN	1,915,000	1,915,000
Southern California Home Fin. Auth. SFHRB, PFOTER, (Liq.: Merrill Lynch & Co., Inc.), 2.94%, VRDN	22,400,000	22,400,000
Tennessee HDA RB, Ser. 281, (Liq.: Morgan Stanley Dean Witter, Inc.), 2.94%, VRDN	2,000,000	2,000,000
Virginia HFA RB, Ser. 2000-301, (Liq.: Morgan Stanley Dean Witter, Inc.), 2.89%, VRDN	4,360,000	4,360,000

350,026,000

Industrial Development Revenue - 4.5%
Chula Vista, CA IDRB, San Diego Gas & Elec. Co., (Gtd. by San Diego Gas & Elec. Co.), 3.60%, VRDN	10,200,000	10,200,000
Cumberland Cnty., TN IDRB, Delbar Products Inc. Proj., (LOC: PNC Bank, NA), 2.95%, VRDN	2,875,000	2,875,000
Decatur, AL IDB Solid Wst. RB, Trico Steel Co., LLC Proj., (LOC: Chase Manhattan Bank, NA), 3.50%, VRDN	25,000,000	25,000,000
Gadsen, AL IDB RB, Hickory Hills, (LOC: SouthTrust Bank, NA), 2.94%, VRDN	2,000,000	2,000,000
Illinois Dev. Fin. Auth. IDRB, Anatol Enterprises LLC Proj., (LOC: LaSalle Bank, NA), 3.02%, VRDN	3,400,000	3,400,000
Johnston Cnty., NC Indl. Facs. PCRB, Waltholm Group IV Proj., (LOC: SouthTrust Bank, NA), 2.89%, VRDN	2,600,000	2,600,000
Port Arthur, TX Navigation Dist. RB, Fina Oil & Chemical Proj., Ser. B, (Gtd. by TotalFinaElf), 3.05%, VRDN	7,200,000	7,200,000
San Diego, CA IDRB, San Diego Gas & Elec. Proj., Ser. 1993B, (Gtd. by San Diego Gas & Elec. Co.), 3.50%, 9/19/2001	5,900,000	5,900,000
Simpson Cnty., KY IDRB, Weyehaeuser Co. Proj., (Gtd. by Weyehaeuser Co.), 4.50%, VRDN	2,000,000	2,000,000

61,175,000

Lease - 7.4%
Arizona ABN AMRO Leasetops Certificates Trust, (LOC: ABN AMRO Bank, NV), 3.02%, VRDN 144A	9,469,787	9,469,787
Chicago, IL GO, ABN AMRO Munitops Master Trust, Ser. 1997-1, (LOC: LaSalle National Bank, NA), 3.00%, VRDN 144A	10,018,662	10,018,662
Georgia Local Govt. COP, Ser. 324, (Liq.: Morgan Stanley Dean Witter, Inc. & Insd. by MBIA), 2.89%, VRDN	12,670,000	12,670,000

EVERGREEN
Municipal Money Market Fund
Schedule of Investments(continued)
July 31, 2001 (Unaudited)

	Principal Amount	Value
MUNICIPAL OBLIGATIONS - continued
Lease - continued
IBM Tax Exempt Grantor Trust, PFOTER, (Liq.: Merrill Lynch & Co., Inc.), 2.89%, VRDN	$7,385,000	$7,385,000
Koch Fin. Corp. PFOTER, Ser. 1, (LOC: State Street Bank, NA & Insd. by AMBAC), 2.99%, VRDN	34,013,854	34,013,854
MBIA Capital Corp. Grantor Trust Lease, PFOTER, (LOC: Landesbank Hessen-Thüringen Girozentrale & MB), 2.84%, VRDN	7,190,000	7,190,000
Pitney Bowes Credit Corp. Leasetop Trusts:
Ser. 1998-2, 144A, (Liq.: Pitney Bowes Credit Corp. & Insd. by AMBAC), 3.01%, VRDN	9,272,503	9,272,503
Ser. 1999-2, (Liq.: Pitney Bowes Credit Corp. & Insd. by AMBAC), 3.05%, VRDN	2,187,358	2,187,358
Wilson Cnty., TN IDRB, Knight Leasing Co. Proj., (LOC: AmSouth Bank, NA), 3.04%, VRDN	8,000,000	8,000,000

100,207,164

Manufacturing - 21.7%
Alabama IDA RB, Automation Technology Inds., Inc., (LOC: Columbus Bank & Trust Co.), 3.10%, VRDN	3,080,000	3,080,000
Belleville, IL IDRB, Weyerhaeuser Co. Proj., (Gtd. by Weyerhaeuser Co.), 4.50%, VRDN	1,800,000	1,800,000
Bexar Cnty., TX Indl. Dev. Corp. RB, Coilplus-Texas, Inc. Proj., (LOC: Bank of Tokyo-Mitsubishi, Ltd.), 4.25%, VRDN	2,000,000	2,000,000
Birmingham, AL IDB RB, Diamond Displays Proj., (LOC: Regions Bank, NA), 2.95%, VRDN	2,300,000	2,300,000
Boone Cnty., KY Indl. Bldg. RB, Lyons Magnus East Proj., Ser. B, (LOC: Bank of America, NA), 2.95%, VRDN	1,500,000	1,500,000
Bristol, TN IDRB, Robinette Co. Proj., (LOC: AmSouth Bank, NA), 3.04%, VRDN	1,900,000	1,900,000
Cherokee Cnty., GA EDA IDRB, Piolax Corp. Proj., (LOC: Industrial Bank of Japan, Ltd.), 4.75%, VRDN	1,000,000	1,000,000
Chicago, IL Empowerment Zone RB, Hyde Park Cooperative Society Proj., Ser. 1999, (LOC: LaSalle National Bank, NA), 2.96%, VRDN	2,250,000	2,250,000
Clark Cnty., NV IDRB, PFOTER, (Liq.: Merrill Lynch & Co., Inc.), 2.94%, VRDN	12,495,000	12,495,000
Cocke Cnty., TN IDA RB, GLI, Inc. Proj., (Gtd. by GLI, Inc.), 2.94%, VRDN	3,310,000	3,310,000
Delaware EDA RB, Arlon, Inc. Proj., Ser. 1989, (LOC: Bank of America, NA), 2.99%, VRDN	3,000,000	3,000,000
Dodge City, KS IDRB, Farmland National Beef Proj., (LOC: U.S. Bank, NA), 2.95%, VRDN	1,000,000	1,000,000
Dooly Cnty., GA IDA RB, Flint River Svcs. Proj., (LOC: Columbus Bank & Trust Co.), 3.00%, VRDN	9,500,000	9,500,000
Elkhart Cnty., IN EDRB, Adorn, Inc. Proj., (LOC: Harris Trust & Savings Bank, NA), 3.15%, VRDN	3,295,000	3,295,000

EVERGREEN
Municipal Money Market Fund
Schedule of Investments (continued)
July 31, 2001 (Unaudited)

	Principal Amount	Value
MUNICIPAL OBLIGATIONS - continued
Manufacturing - continued
Eutaw, AL IDB RB, South Fresh Aquaculture Proj., (LOC: AmSouth Bank, NA), 2.99%, VRDN	$8,000,000	$8,000,000
Fayette Cnty., GA IDRB, Shinsei Corp. Proj., (LOC: Bank of Tokyo- Mitsubishi, Ltd.), 4.25%, VRDN	7,000,000	7,000,000
Fenton, MO IDA RB, Clayton Corp. Proj., (LOC: Commerce Bank, NA), 2.94%, VRDN	1,050,000	1,050,000
Florence, AL IDRB, Die Tech Inc., Proj., (LOC: SouthTrust Bank, NA), 2.99%, VRDN	1,215,000	1,215,000
Greenwood, IN EDA RB, Hutchinson-Hayes Separators Proj., (LOC: Citibank, NA), 2.95%, VRDN	1,570,000	1,570,000
Guntersville, AL IDRB, KSG Realty, Inc., Proj., National Bank of Canada), 2.99%, VRDN	800,000	800,000
Gwinnett, Cnty., GA IDRB, Variable Color Image, Inc. Proj., (LOC: SouthTrust Bank, NA), 2.89%, VRDN	4,100,000	4,100,000
Hackleberg, AL IDRB, River Birch Homes Proj., (LOC: AmSouth Bank, NA), 3.00%, VRDN	1,870,000	1,870,000
Harris Cnty., TX Indl. Dev. Corp. IDRB:
National Bedding Co. Proj., (LOC: Bank of America, NA), 3.00%, VRDN	3,000,000	3,000,000
Southern Ionics, Inc. Proj., (LOC: SouthTrust Bank, NA), 2.89%, VRDN	5,000,000	5,000,000
Zeon Chemical Proj., (LOC: Industrial Bank of Japan, Ltd.), 4.90%, VRDN	8,000,000	8,000,000
Henrico Cnty., VA IDA RB, San-J Intl. Proj., (LOC: Firstar Bank, NA), 2.85%, VRDN	1,500,000	1,500,000
Hillsboro, TX Indl. Dev. Corp. IDRB, Lamraft LP Proj., (LOC: First Commercial Bank, NA), 3.00%, VRDN	2,026,000	2,026,000
Houston Cnty., GA IDRB, Diversified Machining Services Co., (LOC: Columbus Bank & Trust Co.), 3.00%, VRDN	3,745,000	3,745,000
Howard Cnty., MD EDRB, Concrete Pipe & Products Proj., (LOC: Crestar Bank, NA), 2.90%, VRDN	2,260,000	2,260,000
Huntsville, AL IDB RB, Wright-X Technologym, Inc. Proj., (LOC: National City Bank, NA), 2.90%, VRDN	1,945,000	1,945,000
Illinois Dev. Fin. Auth. PCRB, AmerenCIPS Proj.:
Ser. C-1, (Gtd. by AmerenCIPS), 2.90%, VRDN	29,600,000	29,600,000
Ser. A, (Gtd. by AmerenCIPS), 2.90%, VRDN	31,650,000	31,650,000
Illinois EDRB, MTI Corp. Proj., (LOC: Industrial Bank of Japan, Ltd.), 4.80%, VRDN	3,500,000	3,500,000
Illinois IDRB, Blue Ridge Farms Proj., (LOC: HSBC Holdings PLC), 2.95%, VRDN	4,350,000	4,350,000
Kanawha, Cnty., WV CDA RB, McJunkin Corp. Proj., Ser. 1991, (LOC: Bank of America, NA), 3.15%, VRDN	1,585,000	1,585,000
Lancaster Cnty., NV IDRB, Lincoln Machine, Inc. Proj., (LOC: U.S. Bank, NA), 3.05%, VRDN	2,200,000	2,200,000

EVERGREEN
Municipal Money Market Fund
Schedule of Investments (continued)
July 31, 2001 (Unaudited)

	Principal Amount	Value
MUNICIPAL OBLIGATIONS - continued
Manufacturing - continued
Lucas Cnty., OH IDRB, High Tech Properties, Inc. Proj., (LOC: National City Bank, NA), 2.90%, VRDN	$3,950,000	$3,950,000
Madison, IN IDRB, Century Tube Corp. Proj., (LOC: Bank of Tokyo- Mitsubishi, Ltd.), 4.70%, VRDN	1,320,000	1,320,000
Mangonia Park, FL IDRB, Production Truss & Fabrication Proj., (LOC: SouthTrust Bank, NA), 2.89%, VRDN	2,300,000	2,300,000
Manitowoc, WI IDRB, Etrutech Plastics, Inc. Proj., (LOC: Associated Bank, NA), 2.95%, VRDN	3,480,000	3,480,000
Mankato, MN IDRB, Katolight Proj., (LOC: U.S. Bank, NA), 2.95%, VRDN	2,450,000	2,450,000
Miami Dade Cnty., FL IDA RB, Reflectone, Inc. Proj., (Gtd. by British Aerospace), 3.00%, VRDN	8,000,000	8,000,000
Michigan Jobs Dev. Auth., PCRB, Mazda Motor Manufacturing USA Corp., (LOC: Sumitomo Bank, Ltd.), 4.70%, VRDN	6,000,000	6,000,000
Michigan Strategic Fund Ltd. Obl. RB, Quantum Composites, Inc. Proj., (LOC: Heller Financial, Inc.), 3.69%, VRDN	6,000,000	6,000,000
Missouri Dev. Fin. Board IDRB, Cook Composite Co. Proj., Ser. 1994, (LOC: Societe Generale Bank, SA), 3.04%, VRDN	3,950,000	3,950,000
Mobile Cnty., AL IDRB, Sherman International Corp., Ser. 1994-A, (LOC: Columbus Bank & Trust Co.), 3.10%, VRDN	1,650,000	1,650,000
Morristown, TN IDB RB, J.W. Allen & Co. Proj., (LOC: Harris Trust & Savings Bank, NA), 2.90%, VRDN	2,400,000	2,400,000
Nashville & Davidson Cnty. (Metro. Govt. of), TN IDRB, Wellington IV Assn. Proj., (LOC: U.S. Bank, NA), 3.05%, VRDN	700,000	700,000
New Castle Cnty., DE EDRB, Toys 'R Us, Inc. Proj., (LOC: Deutsche Bank, AG), 2.95%, VRDN	2,480,000	2,480,000
New Hampshire Business Fin. Auth. EDRB, 41 Northwestern LLC Proj., (LOC: Citizen’s Bank, NA), 2.93%, VRDN	3,100,000	3,100,000
Olathe, KS IDRB, Insulite Proj., (LOC: Firstar Bank, NA), 2.98%, VRDN	3,300,000	3,300,000
Oregon EDRB, Beef Northwest Feeders, Inc., (LOC: Bank of America, NA), 2.95%, VRDN	2,100,000	2,100,000
Osceola Vlg., WI IDRB, Johnson Family LP, (LOC: Firstar Bank, NA), 2.90%, VRDN	2,800,000	2,800,000
Peoria, IL IDRB, PMP Fermentation Products, Inc., (LOC: Sanwa Bank, Ltd.), 4.63%, VRDN	1,000,000	1,000,000
Polk Cnty., GA IDRB, Kimoto Tech, Inc. Proj., Ser. 1985, (LOC: Industrial Bank of Japan, Ltd.), 4.70%, VRDN	6,000,000	6,000,000
Rhode Island IDRB, Handy & Harman Elec. Proj., (LOC: Citibank, NA), 2.85%, VRDN	5,000,000	5,000,000
Smyth Cnty., VA IDA RB, Summit Products Proj., Fifth Third Bank, NA), 2.85%, VRDN	1,900,000	1,900,000
South Carolina Jobs EDA RB:
Bon Secours, PFOTER, (Liq.: Merrill Lynch & Co., Inc.), 2.91%, VRDN	9,995,000	9,995,000
Lorraine Linens Proj., (LOC: SouthTrust Bank, NA), 2.89%, VRDN	2,600,000	2,600,000

EVERGREEN
Municipal Money Market Fund
Schedule of Investments (continued)
July 31, 2001 (Unaudited)

	Principal Amount	Value
MUNICIPAL OBLIGATIONS - continued
Manufacturing - continued
South Carolina Jobs EDA RB: - continued
Matt Stone of SC, Inc. Proj., (LOC: Bank of America, NA), 2.80%, VRDN	$5,500,000	$5,500,000
PFOTER, (Liq.: Merrill Lynch & Co., Inc.), 2.91%, VRDN	2,200,000	2,200,000
Roller Bearing Co. Proj., Ser. 1994-A, (Liq.: Heller Financial, Inc.), 3.74%, VRDN	2,700,000	2,700,000
Springfield, MO IDA RB, SLH Investments LLC Proj., (LOC: Firstar Bank, NA), 2.98%, VRDN	1,900,000	1,900,000
St. Mary’s, OH IDRB, Setex, Inc. Proj., (LOC: Industrial Bank of Japan, Ltd.), 4.90%, VRDN	4,000,000	4,000,000
Summit Cnty., UT IDRB, Hornes’ Kimball Proj., Ser. 1985, (LOC: U.S. Bank, NA), 3.20%, VRDN	1,900,000	1,900,000
Trumann, AR IDRB, Roach Manufacturing Corp. Proj., (LOC: Regions Bank, NA), 2.95%, VRDN	4,000,000	4,000,000
Tuscaloosa Cnty., AL IDA RB, Synchronous Industrial Services Proj., (LOC: SouthTrust Bank, NA), 2.89%, VRDN	1,450,000	1,450,000
Twin Falls, ID IDRB, Longview Fibre Co. Proj., (LOC: Sumitomo Bank, Ltd.), 3.95%, VRDN	4,500,000	4,500,000
Union Gap, WA Pub. Corp. IDRB, Weyerhauser Co. Proj., (Gtd. by Weyerhauser Co.), 4.50%, VRDN	1,600,000	1,600,000
West Des Moines, IA IDRB, Woodgrain Millwork, Inc. Proj., (LOC: U.S. Bank, NA), 3.15%, VRDN	3,280,000	3,280,000
West Virginia EDA IDRB, Coastal Lumber Products Proj.:
Ser. A, (LOC: Crestar Bank, NA), 2.90%, VRDN	2,480,000	2,480,000
Ser. B, (LOC: Crestar Bank, NA), 2.90%, VRDN	1,780,000	1,780,000

294,161,000

Miscellaneous Revenue - 2.9%
Clipper Tax Exempt Trust COP, Ser. 1999-2, (LOC: State Street Bank, NA), 2.99%, VRDN	28,541,000	28,541,000
Massachusetts Indl. Fin. Auth., IDRB, Portland Causeway Realty Trust Co., Ser. 1988, (LOC: Citibank, NA), 3.25%, VRDN	700,000	700,000
Merrill Lynch, Inc., PFOTER, (Liq.: Merrill Lynch & Co., Inc. & Insd. by FHA), 2.94%, VRDN	10,055,000	10,055,000

39,296,000

Port Authority - 1.0%
Chicago, IL IDRB, Federal Marine Terminal, Inc., (LOC: LaSalle National Bank, NA), 3.05%, VRDN	4,200,000	4,200,000
Mississippi Dev. Bank Spl. Obl. RB, Harrison Cnty. Pub. Impt., (LOC: AmSouth Bank, NA & Insd. by AMBAC), 2.89%, VRDN	7,500,000	7,500,000
Seattle (Port of), WA Passenger Facs. RB, Ser. 299, (Liq.: Morgan Stanley Dean Witter, Inc. & Insd. by AMBAC), 2.99%, VRDN	2,300,000	2,300,000

14,000,000

EVERGREEN
Municipal Money Market Fund
Schedule of Investments (continued)
July 31, 2001 (Unaudited)

	Principal Amount	Value
MUNICIPAL OBLIGATIONS - continued
Power - 1.8%
Brazos River, TX Harbor Navigation Dist. RB, Merey Sweeney Proj., (LOC: Chase Manhattan Bank, NA), 2.90%, VRDN	$9,700,000	$9,700,000
Harris Cnty., TX Indl. Dev. Corp. Solid Wst. RB, Deer Park Refinancing Proj., Ser. 1995-B, (Gtd. by Deer Park Ltd.), 2.95%, VRDN	12,500,000	12,500,000
Magnolia, AR IDRB, American Fuel Cell Proj., (LOC: Credit Commerce de France), 3.20%, VRDN	2,655,000	2,655,000

24,855,000

Resource Recovery - 4.1%
Delaware EDA IDRB, DE Clean Pwr. Proj., Ser. C, (Gtd. by Motiva Enterprises LLC), 2.87%, VRDN	12,500,000	12,500,000
Maysville, KY Solid Wst. Disp. RB, Temple-Inland - Inland Container, (Gtd. by Temple-Inland, Inc.), 3.15%, 8/21/2001	4,000,000	4,000,000
McDuffie Cnty., GA Dev. Auth. Wst. Disp. RB, Temple-Inland - Forest Products, (Gtd. by Temple-Inland, Inc.), 3.15%, 8/21/2001	1,900,000	1,900,000
Peoria, IL Solid Wst. Disp. RB, PMP Fermentation Products, Inc., Ser. 1996, (LOC: Sanwa Bank, Ltd.), 4.63%, VRDN	6,500,000	6,500,000
Spencer Cnty., IN PCRB, American Iron Oxide Co. Proj., (LOC: Bank of Tokyo-Mitsubishi, Ltd.), 4.90%, VRDN	5,000,000	5,000,000
St. Charles Parish, LA PCRB, PFOTER, (Liq.: Merrill Lynch & Co., Inc.), 2.91%, VRDN 10,220,000 10,220,000
Traill Cnty., ND Solid Wst. Disp. RB, American Crystal Sugar Co. Proj., Ser. A, (LOC: Norwest Bank, NA), 3.00%, VRDN	16,000,000	16,000,000

56,120,000

Solid Waste - 0.3%
Gulf Coast, TX Wst. Disp. Auth., Republic Wst. Svcs. Proj., (LOC: Bank of America, NA), 2.80%, VRDN	3,500,000	3,500,000

Special Tax - 1.0%
Chicago, IL Sales Tax RB, Master Lease Program, 144A, (Liq.: Citibank, NA & Insd. by FGIC), 2.89%, VRDN	3,490,000	3,490,000
Illinois Sales Tax RB, Ser. 278, (Liq.: Morgan Stanley Dean Witter, Inc.), 2.94%, VRDN	10,662,500	10,662,500

14,152,500

Tobacco - 0.4%
South Carolina Tobacco Settlement RB, PFOTER, (Liq.: Merrill Lynch & Co., Inc.), 3.04%, VRDN 144A	4,995,000	4,995,000

EVERGREEN
Municipal Money Market Fund
Schedule of Investments (continued)
July 31, 2001 (Unaudited)

	Principal Amount	Value
MUNICIPAL OBLIGATIONS - continued
Transportation - 1.4%
Clipper Tax Exempt Trust COP, Ser. 1999-9, (LOC: State Street Bank, NA & Gtd. by U.S. Treasury Securities), 2.94%, VRDN	$18,875,000	$18,875,000

Utility - 10.6%
Brazos River Auth., TX PCRB, Texas Util. Elec. Co.:
Ser. 1996-C, (LOC: Bank of NY, NA & Insd. by AMBAC), 2.85%, VRDN	6,000,000	6,000,000
Ser. 2000-518, 144A, (Liq.: Morgan Stanley Dean Witter, Inc.), 2.89%, VRDN	17,000,000	17,000,000
California Infrastructure & Economic Dev. RB, Independent Systems Operating Corp. Proj., Ser. C, (Liq.: Morgan Stanley Dean Witter, Inc. & Insd. MBIA), 3.50%, VRDN	3,600,000	3,600,000
California Pollution Control Fin. Auth. RB, Pacific Gas & Elec. Proj., (LOC: Deutsche Bank, AG), 3.25%, VRDN	45,200,000	45,200,000
Carroll Cnty., KY Solid Wst. RB, Kentucky Utilities Co. Proj., Ser. A, (Gtd. by Kentucky Utilities Co.), 3.00%, VRDN	28,300,000	28,300,000
Illinois Dev. Fin. Auth. RB, Citizen Communication Proj., (Gtd. by Citizen Utils. Co.), 4.65%, 8/14/2001	1,400,000	1,400,000
Mohave Cnty., AZ IDRB, Citizen Utils. Co., Ser. 88, (Gtd. by Citizen Utils. Co.), 4.50%, 8/24/2001	8,500,000	8,500,000
Nebraska Pub. Pwr. Dist. RB, PFOTER, (Liq.: Merrill Lynch & Co., Inc. & Insd. by FSA), 2.89%, VRDN	6,775,000	6,775,000
Otero Cnty., CO IDRB, Citizens Communication Proj., (Gtd. by Citizens Utils. Co.), 4.65%, 8/14/2001	2,000,000	2,000,000
San Diego, CA IDRB, San Diego Gas & Elec. Co. Proj., Ser. 1993-B, (Gtd. by San Diego Gas & Elec. Co.), 3.40%, 8/14/2001	4,100,000	4,100,000
Trimble Cnty., KY PCRB:
Louiseville Gas & Elec. Co., (Gtd. by Louiseville Gas & Electric Co.), 3.05%, 8/22/2001	10,000,000	10,000,000
Louisville Gas & Elec. Co. Proj., (Gtd. by Louisville Gas & Elec. Co. Proj.), 3.00%, 8/23/2001	12,300,000	12,300,000

143,175,000

Water & Sewer - 1.6%
Colorado River, TX Muni. Wtr. Dist. RB, Republic Wst. Svcs., Inc. Proj., (LOC: Bank of America, NA), 2.80%, VRDN	4,000,000	4,000,000
Honolulu, HI Wst. Wtr. Sys. RB, Ser. 330, (Liq.: Morgan Stanley Dean Witter, Inc. & Insd. by FGIC), 2.89%, VRDN	10,080,000	10,080,000
Milwaukee, WI Metropolitan Swr. Dist. RB:
Ser. 288, (Liq.: Morgan Stanley Dean Witter, Inc.), 2.94%, VRDN	1,700,000	1,700,000
PFOTER, (Liq.: Merrill Lynch & Co., Inc.), 4.45%, 9/20/2001	5,515,000	5,515,000

21,295,000

Total Municipal Obligations		1,329,164,313

46

EVERGREEN
Municipal Money Market Fund
Schedule of Investments (continued)
July 31, 2001 (Unaudited)

	Shares	Value
MUTUAL FUND SHARES - 1.4%
Federated Municipal Obligation Fund	$11,800,000	$11,800,000
Federated Tax Free Obligations Fund	2,500,000	2,500,000
Provident Institutional Municipal Money Market Fund	5,000,000	5,000,000

19,300,000

Total Mutual Fund Shares		19,300,000

Total Investments - (cost $1,348,464,313) - 99.6%		1,348,464,313
Other Assets and Liabilities - 0.4%		4,907,181

Net Assets - 100.0%		$1,353,371,494

See Combined Notes to Schedules of Investments.

 EVERGREEN
New Jersey Municipal Money Market Fund
Schedule of Investments
July 31, 2001 (Unaudited)

	Principal Amount	Value
MUNICIPAL OBLIGATIONS - 99.1%
Community Development District - 2.8%
New Jersey EDRB, East Meadow Corp. Proj., Ser. 1986B, (LOC: Sanwa Bank, Ltd.), 4.75%, VRDN	$4,770,000	$4,770,000

Continuing Care Retirement Community - 10.5%
New Jersey EDRB:
Assisted Living PFOTER, (Liq: Merrill Lynch & Co., Inc.), 2.94%, VRDN	14,190,000	14,190,000
Container Co., Inc., 2.75%, VRDN	3,500,000	3,500,000

17,690,000

Education - 1.3%
New Jersey Edl. Facs. Auth. RB, Ser. SG 148, 2.47%, VRDN	2,100,000	2,100,000

General Obligation - Local - 16.2%
East Orange, NJ TAN GO, Ser. B, 5.95%, 8/14/2001	2,000,000	2,000,304
Elizabeth, NJ BAN GO:
5.00%, 11/13/2001	6,187,000	6,195,508
Swr. Util., 4.68%, 11/13/2001	800,000	800,174
Ewing Township, NJ Sch. Dist. GO, Ser. 2000, (Insd. by FGIC), 5.30%, 8/1/2001	1,525,000	1,525,000
Jersey City, NJ GO, Refunding:
4.00%, 1/11/2002	6,700,000	6,705,761
Ser. D, 5.00%, 9/14/2001	5,025,000	5,027,897
Morristown, NJ BAN GO, 3.50%, 4/25/2002	5,000,000	5,010,599

27,265,243

General Obligation - State - 3.5%
California GO, Muni. Securities Trust Receipts, Ser. JPMC3, 2.90%, VRDN	300,000	300,000
New Jersey GO, MSTR, Ser. 1995-CB1, (LOC: Chase Manhattan Bank, NA), 2.70%, VRDN	5,600,000	5,600,000

5,900,000

Hospital - 4.7%
Illinois Dev. Fin. Auth. RB, Provena Hlth., Ser. C, 2.95%, VRDN	3,400,000	3,400,000
New Jersey Hlth. Care Facs. Fin. Auth. RB, Ser. 363, (LOC: Morgan Stanley Dean Witter, Inc. & Insd. by MBIA), 2.79%, VRDN	4,495,000	4,495,000

7,895,000

Housing - 5.7%
New Jersey Hsg. & Mtge. Fin. Agcy. RB, Ser. 280, (Liq: Morgan Stanley Dean Witter, Inc. & Insd. by MBIA), 2.94%, VRDN	4,810,000	4,810,000
New Jersey EDRB, Ctr. for Aging, Inc. Applewood Proj., 2.35%, VRDN	2,900,000	2,900,000
Orange Cnty., FA HFA Homeowner RB, PFOTER, 2.94%, VRDN	1,800,000	1,800,000

9,510,000

EVERGREEN
New Jersey Municipal Money Market Fund
Schedule of Investments(continued)
July 31, 2001 (Unaudited)

	Principal Amount	Value
MUNICIPAL OBLIGATIONS - continued
Industrial Development Revenue - 2.6%
New Jersey EDA RB:
Hoben Investor’s Proj., (LOC: Valley National Bank, NA), 2.79%, VRDN	$1,860,000	$1,860,000
Superior Bakers, Ser. A, (LOC: PNC Bank, NA), 2.75%, VRDN	2,435,000	2,435,000

4,295,000

Manufacturing - 3.9%
Iberville Parish, LA RRB, Dow Chemical Co. Proj., 2.90%, VRDN	500,000	500,000
New Jersey EDRB, Omni Banking Co. Proj., 2.75%, VRDN	6,000,000	6,000,000

6,500,000

Port Authority - 1.6%
New Jersey EDRRB, Stolhaven Proj., Ser. A, 2.60%, VRDN	600,000	600,000
Port Auth. of NY & NJ Spl. Obl. RB, Floating Rate Trust Certificate, Ser. 98-157, (Liq: Morgan Stanley Dean Witter, Inc. & Insd. by MBIA), 2.64%, VRDN	2,080,000	2,080,000

2,680,000

Public Facilities - 14.2%
Essex Cnty., NJ Impt. Auth. Lease RB, Floating Rate Trust Certificates, Ser. 432, (Liq: Morgan Stanley Dean Witter, Inc. & Insd. by FGIC), 2.59%, VRDN	2,695,000	2,695,000
New Jersey EDA RB, Spl. Facs. PFOTER, (Liq: Merrill Lynch & Co., Inc.), 2.89%, VRDN	21,130,000	21,130,000

23,825,000

Solid Waste - 0.5%
Harris Cnty., TX Indl. Dev. Corp. Solid Wst. Disp. RB, Deer Park Refining LP, 2.95%, VRDN	900,000	900,000

Transportation - 12.7%
New Jersey Tpke. Auth. RB, PFOTER, (Liq: Merrill Lynch & Co., Inc. & Insd. by AMBAC), 2.66%, VRDN	3,825,000	3,825,000
New Jersey Trans. Trust Fund Auth. RB, Facs. MTC, Ser. 1, (Liq: Commerzbank AG), 2.64%, VRDN	7,200,000	7,200,000
New Jersey Transit Corp. RB:
Ser. 16, (Liq: Salomon Smith Barney & Insd. by AMBAC), 2.69%, VRDN	8,250,000	8,250,000
Ser. 15, (Liq: Salomon Smith Barney & Insd. by AMBAC), 2.74%, VRDN	2,000,000	2,000,000

21,275,000

EVERGREEN
New Jersey Municipal Money Market Fund
Schedule of Investments (continued)
July 31, 2001 (Unaudited)

	Principal Amount	Value
MUNICIPAL OBLIGATIONS - continued
Utility - 13.6%
Carroll Cnty., KY Collateralized Solid Wst. Disp. Facs. RB, Kentucky Utils. Co. Proj., Ser. A, 3.00%, VRDN	$14,300,000	$14,300,000
Chula Vista, CA IDRB, 3.60%, VRDN	5,600,000	5,600,000
New Jersey EDA Natural Gas Facs. RB, Natural Gas Co., Ser. A, (LOC: Bank of New York, NA & Insd. by AMBAC), 2.70%, VRDN	1,500,000	1,500,000
New Jersey Pollution Ctl. EDRB, Pub. Service Elec. & Gas Co., Ser. A, 2.40%, VRDN	1,500,000	1,500,000

22,900,000

Water & Sewer - 5.3%
New Jersey EDA RRB, United Wtr. Proj., Ser. A, (LIQ: Bank of New York, NA & Insd. by AMBAC), 2.65%, VRDN	2,300,000	2,300,000
Passaic Cnty., NJ Utils. Auth. Solid Wst. Disposal RRB, Ser. A, 4.00%, 3/1/2002	6,620,000	6,623,691

8,923,691

Total Investments - (cost $166,428,934) - 99.1%		166,428,934
Other Assets and Liabilities - 0.9%		1,593,344

Net Assets - 100.0%		$168,022,278

See Combined Notes to Schedules of Investments.

 EVERGREEN
Pennsylvania Municipal Money Market Fund
Schedule of Investments
July 31, 2001 (Unaudited)

	Principal Amount	Value
MUNICIPAL OBLIGATIONS - 99.4%
Airport - 6.0%
Philadelphia, PA Arpt. IDA RB, Macon Trust, Ser. P1, (Liq: BankAmerica, NA & Insd. by FGIC), 2.79%, VRDN	$7,000,000	$7,000,000
Philadelphia, PA Arpt. RB, (SPA: Societe Generale & Insd. by FGIC), 2.74%, VRDN	7,600,000	7,600,000

14,600,000

Community Development District - 4.2%
Allegheny Cnty., PA IDA RB, Mine Safety Appliances Co., Ser. 1991, (LOC: Chase Manhattan Bank), 2.84%, VRDN	1,000,000	1,000,000
Bucks Cnty., PA IDA RB, Tru Realty Corp., (LOC: Barclays Bank, Plc), 2.75%, VRDN	4,700,000	4,700,000
Pennsylvania Economic Dev. Fin. Auth RB:
Ser. A3, (LOC: PNC Bank, NA), 2.85%, VRDN	900,000	900,000
Donald Bernstein Proj., Ser. C5, (LOC: PNC Bank, NA), 2.85%, VRDN	3,800,000	3,800,000

10,400,000

Education - 6.2%
Cumberland Cnty., PA Muni. Auth. RB, Dickinson College, Ser. A, (LOC: Mellon Bank, NA), 4.375%, 11/1/2001	3,000,000	3,000,000
Erie Cnty., PA Higher Ed. Bldg. Auth. RB, Gannon University Proj., (LOC: PNC Bank, NA), 3.35%, 1/15/2002	2,490,000	2,490,000
Pennsylvania Higher Edl. Facs. Auth. BAN RB, Geneva College, Ser. A, (LOC: Allied Irish Bank, Plc), 4.75%, 8/15/2001	2,600,000	2,600,384
Pennsylvania Higher Edl. Facs. Auth. RB:
Association of Independent Colleges, Ser. E4, (LOC: Allied Irish Bank, Plc), 4.40%, 11/1/2001	2,500,000	2,500,000
Saint Francis College, Ser. B7, (LOC: Allied Irish Bank, Plc), 4.40%, 11/1/2001	4,500,000	4,500,000

15,090,384

General Obligation - Local - 4.3%
Delaware Valley, PA Regl. Fin. Auth. GO, PFOTER, Ser. A, (Liq: Citibank, NA & Insd. by AMBAC), 2.74%, VRDN	2,300,000	2,300,000
Philadelphia, PA Sch. Dist. GO, Ser. 345, (Insd. by MBIA), 2.89%, VRDN	4,170,000	4,170,000
Port of Allegheny, PA GO, ABN AMRO Munitops Cert. Trust, (SPA: ABN AMRO Bank & Insd. by MBIA), 2.72%, VRDN	4,000,000	4,000,000

10,470,000

EVERGREEN
Pennsylvania Municipal Money Market Fund
Schedule of Investments (continued)
July 31, 2001 (Unaudited)

	Principal Amount	Value
MUNICIPAL OBLIGATIONS - continued
General Obligation - State - 2.2%
ABN AMRO Munitops Certificate Trust GO, PA Certificate, Ser. 2001-2005, (SPA: ABN AMRO Bank & Insd. by FSA), 2.72%, VRDN 144A	$4,000,000	$4,000,000
California GO, Muni. Security Trust Receipts, Ser. JPMC3, (Insd. by MBIA & Liq.: Chase Manhattan Bank, NA), 2.95%, VRDN	1,300,000	1,300,000

5,300,000

Hospital - 16.9%
Delaware Cnty., PA Auth. RB, White Horse Vlg. Proj., Ser. B, (LOC: AllFirst Bank, NA), 2.70%, VRDN	8,000,000	8,000,000
Illinois Dev. Fin. Auth. RB, Provena Health, Ser. B, (Liq: Bank of America, NA & Insd. by MBIA), 2.95%, VRDN	2,200,000	2,200,000
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB, Philadelphia Geriatric Proj., Ser. B, (LOC: Allied Irish Bank, Plc), 2.70%, VRDN	3,750,000	3,750,000
Pennsylvania Economic Dev. Fin. Auth Exempt Facs. RB, Merck & Co., Inc. West Point Proj., 2.75%, VRDN	4,000,000	4,000,000
South Central, PA Gen. Auth. RB, York Cerebral Palsy Home, (LOC: Summit Bank), 2.74%, VRDN	6,055,000	6,055,000
Union Cnty., PA Hosp. Auth. RB, Evangelical Community Hospital:
Ser. B, (LOC: Fulton Bank, NA), 2.75%, VRDN	15,400,000	15,400,000
Ser. B, (LOC: Fulton Bank, NA), 4.75%, 10/1/2001	1,900,000	1,900,000

41,305,000

Housing - 10.4%
Pennsylvania HFA BAN RB, Single Family Mtge., Ser. 2001-71, 3.375%, 10/1/2001	2,595,000	2,595,000
Pennsylvania HFA RB, Eagle Trust Certificate, (Liq: Citibank, NA & Insd. by FSA), 2.74%, VRDN	9,105,000	9,105,000
Pennsylvania Hsg. Agcy. RB, Ser. 229, (LOC: Morgan Stanley Dean Witter, Inc.), 2.94%, VRDN	3,120,000	3,120,000
Philadelphia, PA Redev. Auth. MHRB, PFOTER, (Liq: Merrill Lynch & Co., Inc.), 2.94%, VRDN	10,490,000	10,490,000

25,310,000

Industrial Development Revenue - 25.8%
Allegheny Cnty., PA IDA RB, Allegheny Ludlum Corp. Proj., (Gtd. by Allegheny Technologies), 3.25%, VRDN	9,400,000	9,400,000
Beaver Cnty., PA IDA RB, Warehouse Real Estate, Ser. A, (LOC: PNC Bank, NA), 2.85%, VRDN	800,000	800,000
Butler Cnty., PA IDA RB, Mine Safety Appliances Co., (LOC: Chase Manhattan Bank, NA):
Ser. 1991-A, 2.84%, VRDN	1,000,000	1,000,000
Ser. 1992-A, 2.94%, VRDN	3,000,000	3,000,000
Ser. 1992-B, 2.94%, VRDN	1,000,000	1,000,000

EVERGREEN
Pennsylvania Municipal Money Market Fund
Schedule of Investments(continued)
July 31, 2001 (Unaudited)

	Principal Amount	Value
MUNICIPAL OBLIGATIONS - continued
Industrial Development Revenue - continued
Cumberland Cnty., PA IDA RB, Lane Enterprises, Inc. Proj., (LOC: PNC Bank, NA), 2.95%, VRDN	$3,930,000	$3,930,000
Elk Cnty., PA Indl. Dev. Auth. RRB, Stackpole Corp. Proj., (Liq: Fleet National Bank, NA), 3.25%, VRDN	500,000	500,000
Franconia Township, PA IDA RB, Ashers Chocolates Proj., Ser. A, (LOC: Mellon Bank, NA), 3.00%, VRDN	3,000,000	3,000,000
Lancaster, PA IDA RB, Ris Paper Co. Proj., (LOC: PNC Bank, NA), 2.85%, VRDN	2,150,000	2,150,000
Mercer Cnty., PA IDA PCRB, Penntecq, Inc. Proj., (LOC: Dai-Ichi Kangyo Bank, Ltd.), 4.90%, VRDN	4,000,000	4,000,000
Montgomery Cnty., PA IDA RB, Spring City LP, (LOC: Summit Bank), 3.14%, VRDN	3,000,000	3,000,000
Pennsylvania Economic Dev. Fin. Auth RB, (LOC: PNC Bank, NA):
Computer Components Proj., Ser. G3, 2.85%, VRDN	1,300,000	1,300,000
Donald Bernstein Proj., Ser. H3, 2.85%, VRDN	1,500,000	1,500,000
EPT Associates Proj., Ser. B5, 2.85%, VRDN	1,200,000	1,200,000
Fansteel, Inc. Proj., Ser. B2, 2.85%, VRDN	1,000,000	1,000,000
Fitzpatrick Container Corp., Ser. A1, 2.85%, VRDN	3,700,000	3,700,000
Ganflec Corp. Proj., Ser. E, 2.85%, VRDN	1,500,000	1,500,000
Johnston Welding & Fabric, Ser. B1, 2.85%, VRDN	1,200,000	1,200,000
Niagara Plastics Co. Proj., Ser. D, 2.85%, VRDN	1,400,000	1,400,000
O’Neill Family LLC, Ser. B8, 2.85%, VRDN	2,800,000	2,800,000
S.J. Bailey & Sons, Inc. Proj., Ser. E, 2.85%, VRDN	1,500,000	1,500,000
Savicor Associates, Ser. H10, 2.85%, VRDN	1,600,000	1,600,000
Philadelphia, PA Auth. IDRB, Inglis House Proj., (SPA: Chase Manhattan Bank,NA), 2.90%, 3/29/2002	5,000,000	5,000,000
Philadelphia, PA IDA PCRB, Allied Corp., (Gtd. by Honeywell International), 4.70%, 11/1/2001	1,490,000	1,490,000
Washington Cnty., PA IDA RB, Engineered Products, Inc. Proj., Ser. A, (LOC: Citizen’s Bank, NA), 2.85%, VRDN	1,240,000	1,240,000
Westmoreland Cnty., PA IDA RB, White Consolidated Industries, Inc. Proj., (LOC: Bank of Nova Scotia), 3.19%, 12/1/2001	4,900,000	4,900,000

63,110,000

Port Authority - 0.8%
Pennsylvania EDA RB, Ser. 1998 G10, (LOC: PNC Bank, NA), 2.85%, VRDN	2,000,000	2,000,000

EVERGREEN
Pennsylvania Municipal Money Market Fund
Schedule of Investments(continued)
July 31, 2001 (Unaudited)

	Principal Amount	Value
MUNICIPAL OBLIGATIONS - continued
Resource Recovery - 4.4%
Washington Cnty., PA IDA Solid Wst. Disposal RB, American Iron Oxide Co. Proj., (LOC: Bank of Tokyo), 4.90%, VRDN	$10,700,000	$10,700,000

Special Tax - 2.8%
Pennsylvania Intergovernmental Spl. Tax RB, Ser. 1999-7, (Liq: Toronto Dominion & Insd. by FGIC), 2.74%, VRDN	6,975,000	6,975,000

Transportation - 2.1%
Southeastern Pennsylvania Trans. Auth. Spl. RB, Trust Cert., Ser. 506, (Insd. by FGIC & Liq. by Morgan Stanley Dean Witter, Inc.), 2.72%, VRDN	5,062,500	5,062,500

Utility - 4.0%
Beaver Cnty., PA RB, Ohio Edison Proj., (Liq: Citibank, NA & Insd. by AMBAC), 2.74%, VRDN	2,700,000	2,700,000
Carroll Cnty., KY Collateralized Solid Wst. Disposal Facs. RB, Utilities Co. Proj., Ser. A, (Gtd. by Kentucky Utilities Co.), 3.00%, VRDN	6,200,000	6,200,000
Lehigh Cnty., PA IDA RB, Allegheny Electric Corp., Inc., (LOC: RaboBank Nederland), 2.60%, VRDN	900,000	900,000

9,800,000

Water & Sewer - 9.3%
Philadelphia, PA Wtr. & Wst. Wtr. RB, Facs. Muni. Trust, Ser. 1999-1, (Liq: Commerzbank AG & Insd. by AMBAC), 2.79%, VRDN	19,580,000	19,580,000
Pittsburgh, PA Wtr. & Swr. Auth. RB:
(Liq: Merrill Lynch & Insd. by FGIC), 2.74%, VRDN	1,445,000	1,445,000
Ser. 346, (Liq: Morgan Stanley Dean Witter, Inc. & Insd. by FSA), 2.94%, VRDN	1,607,500	1,607,500

22,632,500

Total Investments - (cost $242,755,384) - 99.4%		242,755,384
Other Assets and Liabilities - 0.6%		1,355,692

Net Assets - 100.0%		$244,111,076

See Combined Notes to Schedules of Investments.

 EVERGREEN
Treasury Money Market Fund
Schedule of Investments
July 31, 2001 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 13.9%
U.S. Treasury Notes:
6.00%, 7/31/2002	$100,000,000	$102,070,135
6.375%, 6/30/2002	100,000,000	102,447,915
6.625%, 5/31/2002	325,000,000	331,746,714

Total U.S. Treasury Obligations		536,264,764

REPURCHASE AGREEMENTS* - 86.2%
ABN AMRO, Inc., 3.85%, dated 7/31/2001, maturing 8/1/2001, maturity value $185,019,785, (1)	185,000,000	185,000,000
Barclays DeZeote Wedd Securities, 3.85%, dated 7/31/2001, maturing 8/1/2001, maturity value $185,019,785, (2)	185,000,000	185,000,000
Bear Stearns Co.:
3.86%, dated 7/31/2001, maturing 8/1/2001, maturity value $185,019,836, (3)	185,000,000	185,000,000
3.89%, dated 7/31/2001, maturing 8/1/2001, maturity value $250,027,014, (4)	250,000,000	250,000,000
Credit Suisse First Boston Corp., 3.86%, dated 7/31/2001, maturing 8/1/2001, maturity value $185,019,836, (5)	185,000,000	185,000,000
Deutsche Bank AG, 3.86%, dated 7/31/2001, maturing 8/1/2001, maturity value $185,019,836, (6)	185,000,000	185,000,000
Goldman Sachs Co., 3.85%, dated 7/31/2001, maturing 8/1/2001, maturity value $85,009,090, (7)	85,000,000	85,000,000
Greenwich Capital Markets, 3.85%, dated 7/31/2001, maturing 8/1/2001, maturity value $185,019,785, (8)	185,000,000	185,000,000
JP Morgan, 3.86%, dated 7/31/2001, maturing 8/1/2001, maturity value $185,019,836, (9)	185,000,000	185,000,000
Lehman Brothers, Inc., 3.85%, dated 7/31/2001, maturing 8/1/2001, maturity value $185,019,785, (10)	185,000,000	185,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 3.85%, dated 7/31/2001, maturing 8/1/2001, maturity value $185,019,785, (11)	185,000,000	185,000,000
Morgan Stanley & Co., 3.85%, dated 7/31/2001, maturing 8/1/2001, maturity value $185,019,785, (12)	185,000,000	185,000,000
Salomon Smith Barney, Inc.:
3.85%, dated 7/31/2001, maturing 8/1/2001, maturity value $125,013,090, (13)	125,000,000	125,000,000
3.88%, dated 7/31/2001, maturing 8/1/2001, maturity value $400,042,444, (14)	400,000,000	400,000,000
SG Cowen Securities Corp., 3.85%, dated 7/31/2001, maturing 8/1/2001, maturity value $44,295,332, (15)	44,290,595	44,290,595

EVERGREEN
Treasury Money Market Fund
Schedule of Investments(continued)
July 31, 2001 (Unaudited)

	Principal Amount	Value
REPURCHASE AGREEMENTS* - continued
UBS Warburg, 3.88%, dated 7/31/2001, maturing 8/1/2001, maturity value $300,032,333, (16)	$300,000,000	$300,000,000
Warburg Dillon Reed LLC, 3.86%, dated 7/31/2001, maturing 8/1/2001, maturity value $185,019,836, (17)	185,000,000	185,000,000
West Deuche Landes Bank, 3.86%, dated 7/31/2001, maturing 8/1/2001, maturity value $85,009,114, (18)	85,000,000	85,000,000

Total Repurchase Agreements		3,324,290,595

Total Investments - (cost $3,860,555,359) - 100.1%		3,860,555,359
Other Assets and Liabilities - (0.1%)		(5,250,947)

Net Assets - 100.0%		$3,855,304,412

See Combined Notes to Schedules of Investments.

 EVERGREEN
U.S. Government Money Market Fund
Schedule of Investments
July 31, 2001 (Unaudited)

	Principal Amount	Value
REPURCHASE AGREEMENTS* - 100.0%
ABN AMRO, Inc., 3.85%, dated 7/31/2001, maturing 8/1/2001, maturity value $500,054, (1)	$500,000	$500,000
Credit Suisse First Boston Corp., 3.86%, dated 7/31/2001, maturing 8/1/2001, maturity value $500,054, (2)	500,000	500,000
Deutsche Bank AG, 3.86%, dated 7/31/2001, maturing 8/1/2001, maturity value $500,054, (3)	500,000	500,000
Dresdner Bank AG, 3.85%, dated 7/31/2001, maturing 8/1/2001, maturity value $500,054, (4)	500,000	500,000
Goldman Sachs Group, Inc., 3.85%, dated 7/31/2001, maturing 08/1/2001, maturity value $2,500,267, (5)	2,500,000	2,500,000
JP Morgan & Co., 3.86%, dated 7/31/2001, maturing 8/1/2001, maturity value $500,054, (6)	500,000	500,000
Lehman Brothers, Inc., 3.85%, dated 7/31/2001, maturing 8/1/2001, maturity value $500,054, (7)	500,000	500,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 3.85%, dated 7/31/2001, maturing 8/1/2001, maturity value $500,054, (8)	500,000	500,000
Morgan Stanley & Co., 3.85%, dated 7/31/2001, maturing 8/1/2001, maturity value $500,054, (9)	500,000	500,000
Salomon Smith Barney, Inc., 3.85%, dated 7/31/2001, maturing 8/1/2001, maturity value $500,054, (10)	500,000	500,000
Societe Generale, 3.85%, dated 7/31/2001, maturing 8/1/2001, maturity value $250,027, (11)	250,000	250,000
State Street Bank & Trust Co., 3.86%, dated 7/31/2001, maturing 8/1/2001, maturity value $276,623, (12)	276,593	276,593
Warburg Dillon Reed LLC, 3.86%, dated 7/31/2001, maturing 8/1/2001, maturity value $2,500,268, (13)	2,500,000	2,500,000

Total Investments - (cost $10,026,593) - 100.0%		10,026,593
Other Assets and Liabilities - 0.0%		3,488

Net Assets - 100.0%		$10,030,081

See Combined Notes to Schedules of Investments.

 Combined Notes to Schedules of Investments
July 31, 2001 (Unaudited)

For the Treasury Money Market Fund:
*	Collateralized by:
(1)	The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at July 31, 2001 plus accrued interest.
(2)	$57,181,000 STRIPS, 08/15/2012 to 11/15/2023; value including accrued interest - $22,216,825.
$119,553,000 U.S. Treasury Bonds, 8.875% to 12.375%, 05/15/2004 to 02/15/2019; value including accrued interest - $166,483,834.
(3)	$282,105,000 STRIPS, 08/15/2002 to 08/15/2020; value including accrued interest - $189,902,536.
(4)	$346,670,000 STRIP, 06/01/2031; value including accrued interest - $255,000,656.
(5)	$191,295,000 U.S. Treasury Bill, 12/20/2001; value including accrued interest - $188,702,945.
(6)	$37,336,000 U.S. Treasury Notes, 5.75% to 7.25%, 08/15/2004 to 05/15/2007; value including accrued interest - $40,227,107.
$56,889,000 U.S. Treasury Bonds, 9.125% to 10.625%, 08/15/2015 to 05/15/2018; value including accrued interest - $87,227,609.
$101,323,000 STRIPS, 08/15/2012 to 11/15/2014; value including accrued interest - $61,246,325.
(7)	$81,938,000 U.S. Treasury Note, 5.75%, 11/15/2005; value including accrued interest - $86,700,667.
(8)	$167,115,000 U.S. Treasury Note, 6.50%, 02/15/2010; value including accrued interest - $188,704,024.
(9)	$99,420,000 U.S. Treasury Bond, 8.875%, 02/15/2019; value including accrued interest - $139,630,164. $43,696,000 U.S. Treasury Note, 4.25%, 01/15/2010; value including accrued interest - $49,072,854.
(10)	$556,799,000 STRIPS, 08/15/2002 to 02/15/2027; value including accrued interest - $186,702,047.
(11)	$591,799,000 STRIPS, 08/15/2020 to 11/15/2021; value including accrued interest - $188,701,157.
(12)	$180,515,000 U.S. Treasury Note, 5.25%, 08/15/2003; value including accrued interest - $189,627,203.
(13)	$75,520,000 U.S. Treasury Note, 5.50%, 02/28/2003; value including accrued interest - $77,698,963. $48,605,000 U.S. Treasury Bill, 10/04/2001; value including accrued interest - $47,346,178.
(14)	$400,000,001 GNMA, 4.00% to 9.00%, 05/15/2013 to 07/20/2031, value including accrued interest - $408,000,001.
(15)	$113,960,000 STRIPS, 02/15/2011 to 11/15/2018; value including accrued interest - $45,130,304. $60,000 U.S. Treasury Bond, 8.75%, 05/15/2017; value including accrued interest - $81,124.
(16)	$546,029,127 STRIPS, 07/01/2026 to 06/01/2031; value including accrued interest - $306,002,019.
(17)	$190,810,000 U.S. Treasury Bill, 11/23/2001; value including accrued interest - $188,701,541.
(18)	$72,393,000 U.S. Treasury Bonds, 7.25% to 8.875%, 05/15/2016 to 08/15/2017; value including accrued interest - $86,700,119.
For U.S. Government Money Market Fund:
*	Collateralized by:
(1)	$510,000 U.S. Treasury Notes, 3.875%, 07/31/2003; value including accrued interest - $510,239.
(2)	$520,000 U.S. Treasury Bills, 0.00%, 12/20/2001; value including accrued interest - $512,954.
(3)	$1,169,403 U.S. Treasury STRIPS, 0.00%, 02/15/2016; value including accrued interest - $510,000.
(4)	$375,000 U.S. Treasury Bonds, 8.50%, 02/15/2020; value including accrued interest - $513,250.
(5)	The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at July 31, 2001 plus accrued interest.
(6)	$380,000 U.S. Treasury Bonds, 8.75%, 05/15/2017; value including accrued interest - $613,782.
(7)	$1,095,000 U.S. Treasury STRIPS, 11.25%, 02/15/2015; value including accrued interest - $510,204.
(8)	$1,650,000 U.S. Treasury STRIPS, 8.00%, 11/15/2021; value including accrued interest - $510,098.
(9)	$530,000 U.S. Treasury Notes, 6.125%, 12/31/2001; value including accrued interest - $538,366.
(10)	$460,000 U. S. Treasury Notes, 6.875%, 05/15/2006; value including accrued interest - $510,389.
(11)	$248,001 U.S. Treasury Notes, 3.85%, 06/30/2002; value including accrued interest - $250,028.
(12)	$280,000 FNMA, 5.01%, 10/02/2003; value including accrued interest - $285,322.
(13)	$2,585,000 U.S. Treasury Bills, 0.00%, 12/13/2001; value including accrued interest - $2,551,809.

See Combined Notes to Financial Statements.

Combined Notes to Schedules of Investments (continued)
July 31, 2001 (Unaudited)

For all Funds:
144A	Securities that may be sold to “qualified institutional buyers” under Rule 144A. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
#	The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at July 31, 2001 plus accrued interest.
Summary of Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.	LOC	Letter of Credit
BAN	Bond Anticipation Note	MBIA	Municipal Bond Investors Assurance Corp.
CDA	Community Development Administration	MHRB	Multifamily Housing Revenue Bond
COP	Certificate of Participation	MSTR	Municipal Securities Trust Receipt
EDA	Economic Development Authority	MTC	Municipal Trust Certificate
EDRB	Economic Development Revenue Bond	MTN	Medium Term Note
FGIC	Financial Guaranty Insurance Co.	PCRB	Pollution Control Revenue Bond
FHA	Federal Housing Authority	PFOTER	Puttable Floating Option Tax Exempt Receipt
FHLB	Federal Home Loan Bank	PPT	Pooled Puttable Trust
FNMA	Federal National Mortgage Association	RACERS	Restructured Asset Security Enhancement
FRN	Floating Rate Note	RAN	Revenue Anticipation Note
FSA	Financial Security Assurance, Inc.	RB	Revenue Bond
GNMA	Government National Mortgage Association	RRB	Refunding Revenue Bond
GO	General Obligation	SAK	Sakura Trust
HDA	Housing Development Authority	SFHRB	Single Family Housing Revenue Bond
HFA	Housing Finance Authority	SPA	Security Purchase Agreement
IDA	Industrial Development Authority	STRIPS	Separately Traded Registered Interest and Principal Securities
IDRB	Industrial Development Revenue Bond	TAN	Tax Anticipation Note
IDB	Industrial Development Board	VRDN	Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at July 31, 2001.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

See Combined Notes to Financial Statements.

Combined Notes to Schedules of Investments (continued)
July 31, 2001 (Unaudited)

The following table shows the percent of portfolio assets invested by geographic location as of July 31, 2001:
	Florida Municipal Money Market Fund	Municipal Money Market Fund	New Jersey Municipal Money Market Fund	Pennsylvania Municipal Money Market Fund
Alabama	0.0%	4.1%	0.0%	0.0%
Arkansas	0.3%	0.5%	0.0%	0.0%
Arizona	0.7%	1.3%	0.0%	0.0%
California	3.6%	6.9%	3.5%	0.5%
Colorado	0.0%	2.1%	0.0%	0.0%
District of Columbia	0.0%	0.8%	0.0%	0.0%
Delaware	2.4%	1.3%	0.0%	0.0%
Florida	81.7%	4.8%	1.1%	0.0%
Georgia	0.0%	5.6%	0.0%	0.0%
Hawaii	1.9%	2.3%	0.0%	0.0%
Iowa	0.0%	0.2%	0.0%	0.0%
Idaho	1.1%	0.3%	0.0%	0.0%
Illinois	2.9%	10.3%	2.0%	0.9%
Indiana	0.0%	1.7%	0.0%	0.0%
Kansas	0.0%	1.0%	0.0%	0.0%
Kentucky	0.0%	4.9%	8.5%	2.6%
Louisiana	0.0%	1.0%	0.3%	0.0%
Massachusetts	0.0%	0.1%	1.2%	0.0%
Maryland	0.0%	0.6%	0.0%	0.0%
Michigan	0.0%	0.9%	0.0%	0.0%
Minnesota	0.0%	0.2%	0.0%	0.0%
Mississippi	0.0%	0.6%	0.0%	0.0%
Missouri	0.0%	1.3%	0.0%	0.0%
North Carolina	0.0%	0.2%	0.0%	0.0%
North Dakota	0.0%	1.2%	0.0%	0.0%
Nebraska	0.0%	0.9%	0.0%	0.0%
New Hampshire	0.0%	0.2%	0.0%	0.0%
New Jersey	1.4%	0.2%	80.7%	0.0%
Nevada	0.0%	0.9%	0.0%	0.0%
New York	0.0%	0.0%	1.7%	0.0%
Ohio	0.0%	2.3%	0.0%	0.0%
Oklahoma	0.0%	0.6%	0.0%	0.0%
Oregon	0.0%	0.2%	0.0%	0.0%
Pennsylvania	0.0%	0.2%	0.0%	96.0%
Rhode Island	0.0%	2.7%	0.0%	0.0%
South Carolina	0.0%	2.1%	0.0%	0.0%
South Dakota	0.0%	0.7%	0.0%	0.0%
Tennessee	0.0%	2.5%	0.0%	0.0%
Texas	0.0%	7.3%	1.0%	0.0%
Utah	0.0%	0.1%	0.0%	0.0%
Virginia	0.0%	0.6%	0.0%	0.0%
Washington	3.0%	0.3%	0.0%	0.0%
West Virginia	0.0%	0.4%	0.0%	0.0%
Wisconsin	1.0%	1.3%	0.0%	0.0%
Non-State Specific	0.0%	22.3%	0.0%	0.0%
Total	100%	100%	100%	100%

See Combined Notes to Financial Statements.

 EVERGREEN
Money Market Funds
Statements of Assets and Liabilities
July 31, 2001 (Unaudited)

	Florida Municipal Money Market Fund	Money Market Fund	Municipal Money Market Fund	New Jersey Municipal Money Market Fund

Assets
Investment in securities	$174,552,019	$16,434,674,420	$1,348,464,313	$166,428,934
Investment in repurchase agreements	0	96,898,618	0	0

Investments at amortized cost	174,552,019	16,531,573,038	1,348,464,313	166,428,934
Cash	15,224	152	1,830,017	10,892
Receivable for Fund shares sold	0	2,269,811	338,368	0
Interest receivable	808,073	78,077,708	5,021,389	1,745,065
Prepaid expenses and other assets	46,669	1,022,842	166,357	47,300

Total assets	175,421,985	16,612,943,551	1,355,820,444	168,232,191

Liabilities
Dividend payable	230,885	36,851,217	1,758,742	196,734
Payable for Fund shares redeemed	0	2,983,260	567,012	0
Advisory fee payable	1,965	176,141	2,847	1,899
Distribution Plan expenses payable	2,722	209,623	11,200	2,270
Due to other related parties	286	26,538	2,219	278
Accrued expenses and other liabilities	11,028	353,901	106,930	8,732

Total liabilities	246,886	40,600,680	2,448,950	209,913

Net assets	$175,175,099	$16,572,342,871	$1,353,371,494	$168,022,278

Net assets represented by
Paid-in capital	$175,159,455	$16,578,119,301	$1,353,081,814	$168,003,506
Undistributed (overdistributed) net investment income	86	(8,698)	236,257	18,772
Accumulated net realized gains or losses on securities	15,558	(5,767,732)	53,423	0

Total net assets	$175,175,099	$16,572,342,871	$1,353,371,494	$168,022,278

Net assets consists of
Class A	$18,586,822	$2,613,390,744	$130,596,236	$48,422,666
Class B	0	73,464,733	0	0
Class C	0	14,574,421	0	0
Class S	156,537,076	11,255,148,566	615,389,473	112,963,056
Class S1	0	1,001	1,002	0
Class I*	51,201	2,615,763,406	607,384,783	6,636,556

Total net assets	$175,175,099	$16,572,342,871	$1,353,371,494	$168,022,278

Shares outstanding
Class A	18,592,558	2,614,631,797	130,520,093	48,404,001
Class B	0	73,488,230	0	0
Class C	0	14,577,258	0	0
Class S	156,515,742	11,258,112,856	615,264,063	112,963,057
Class S1	0	1,003	1,002	0
Class I*	51,155	2,617,890,437	607,364,285	6,636,448

Net asset value per share
Class A	$1.00	$1.00	$1.00	$1.00

Class B	-	$1.00	-	-

Class C	-	$1.00	-	-

Class S	$1.00	$1.00	$1.00	$1.00

Class S1	-	$1.00	$1.00	-

Class I*	$1.00	$1.00	$1.00	$1.00

* Effective at the close of business on May 11, 2001, Class Y shares of the Funds were renamed as Institutional shares (Class I).

See Combined Notes to Financial Statements.

EVERGREEN
Money Market Funds
Statements of Assets and Liabilities (continued)
July 31, 2001 (Unaudited)

	Pennsylvania Municipal Money Market Fund	Treasury Money Market Fund	U.S. Government Money Market Fund

Assets
Investment in securities	$242,755,384	$536,264,764	$0
Investment in repurchase agreements	0	3,324,290,595	10,026,593

Investments at amortized cost	242,755,384	3,860,555,359	10,026,593
Cash	604,936	0	0
Receivable for Fund shares sold	202,126	734,558	0
Interest receivable	1,227,189	4,630,213	1,074
Prepaid expenses and other assets	22,359	17,065	9,936

Total assets	244,811,994	3,865,937,195	10,037,603

Liabilities
Dividend payable	333,370	9,338,722	0
Payable for Fund shares redeemed	310,732	538,758	0
Advisory fee payable	2,417	32,728	110
Distribution Plan expenses payable	2,795	106,697	165
Due to other related parties	294	6,306	16
Accrued expenses and other liabilities	51,310	609,572	7,231

Total liabilities	700,918	10,632,783	7,522

Net assets	$244,111,076	$3,855,304,412	$10,030,081

Net assets represented by
Paid-in capital	$244,094,387	$3,855,287,041	$10,030,081
Undistributed (overdistributed) net investment income	1,344	17,371	0
Accumulated net realized gains on securities	15,345	0	0

Total net assets	$244,111,076	$3,855,304,412	$10,030,081

Net assets consists of
Class A	$25,425,615	$734,856,861	$1,002
Class B	0	0	1,002
Class C	0	0	1,002
Class S	156,707,984	1,967,087,826	1,002
Class S1	0	0	10,025,070
Class I*	61,977,477	1,153,359,725	1,003

Total net assets	$244,111,076	$3,855,304,412	$10,030,081

Shares outstanding
Class A	25,416,380	735,047,401	1,002
Class B	0	0	1,002
Class C	0	0	1,002
Class S	156,699,625	1,967,087,827	1,002
Class S1	0	0	10,025,070
Class I*	61,980,116	1,153,402,433	1,003

Net asset value per share
Class A	$1.00	$1.00	$1.00

Class B	-	-	$1.00

Class C	-	-	$1.00

Class S	$1.00	$1.00	$1.00

Class S1	-	-	$1.00

Class I*	$1.00	1.00	$1.00

* Effective at the close of business on May 11, 2001, Class Y shares of the Funds were renamed as Institutional shares (Class I).

See Combined Notes to Financial Statements.

 EVERGREEN
Money Market Funds
Statements of Operations
Six Months Ended July 31, 2001 (Unaudited)

	Florida Municipal Money Market Fund	Money Market Fund	Municipal Money Market Fund	New Jersey Municipal Money Market Fund

Investment income
Interest	$3,176,691	$413,104,844	$23,880,017	$2,773,665
Expenses
Advisory fee	362,622	32,186,590	2,740,544	311,634
Distribution Plan expenses	501,717	38,018,165	2,027,768	384,861
Administrative services fees	53,067	4,913,638	383,477	45,605
Transfer agent fee	11,569	3,698,142	52,962	9,378
Trustees’ fees and expenses	1,801	333,550	26,045	1,526
Printing and postage expenses	3,624	364,853	54,989	2,161
Custodian fee	25,856	1,739,074	100,534	18,793
Registration and filing fees	12,063	329,317	54,295	14,811
Professional fees	7,647	49,951	25,247	5,007
Other	13,059	900,543	75,264	12,832

Total expenses	993,025	82,533,823	5,541,125	806,608
Less: Expense reductions	(4,864)	(267,688)	(29,078)	(3,701)
Fee waivers	0	0	(12,946)	0

Net expenses	988,161	82,266,135	5,499,101	802,907

Net investment income	2,188,530	330,838,709	18,380,916	1,970,758

Net realized gains or losses on securities	20,026	(26,842)	53,423	0

Net increase in net assets resulting from operations	$2,208,556	$330,811,867	$18,434,339	$1,970,758

See Combined Notes to Financial Statements.

EVERGREEN
Money Market Funds
Statements of Operations (continued)
Six Months Ended July 31, 2001 (Unaudited)

	Pennsylvania Municipal Money Market Fund	Treasury Money Market Fund	U.S. Government Money Market Fund*

Investment income
Interest	$4,304,561	$89,312,916	$37,706
Securities lending income	0	408,191	0

Total investment income	4,304,561	89,721,107	37,706

Expenses
Advisory fee	435,634	6,056,620	3,947
Distribution Plan expenses	499,022	7,311,302	5,921
Administrative services fees	72,605	1,172,249	592
Transfer agent fee	13,017	177,651	536
Trustees’ fees and expenses	2,453	78,753	106
Printing and postage expenses	5,716	122,808	559
Custodian fee	28,259	160,907	826
Registration and filing fees	9,876	33,130	616
Professional fees	10,810	36,771	727
Other	9,077	27,862	30

Total expenses	1,086,469	15,178,053	13,860
Less: Expense reductions	(6,601)	(59,233)	0
Fee waivers	(17,836)	0	(5,920)

Net expenses	1,062,032	15,118,820	7,940

Net investment income	3,242,529	74,602,287	29,766

Net realized gains on securities	15,705	0	0

Net increase in net assets resulting from operations	$3,258,234	$74,602,287	$29,766

* For the period from June 26, 2001 (commencement of operations) to July 31, 2001.

See Combined Notes to Financial Statements.

 EVERGREEN
Money Market Funds
Statements of Changes in Net Assets
Six Months Ended July 31, 2001 (Unaudited)

	Florida Municipal Money Market Fund	Money Market Fund	Municipal Money Market Fund	New Jersey Municipal Money Market Fund

Operations
Net investment income	$2,188,530	$330,838,709	$18,380,916	$1,970,758
Net realized gains or losses on securities	20,026	(26,842)	53,423	0

Net increase in net assets resulting from operations	2,208,556	330,811,867	18,434,339	1,970,758

Distributions to shareholders from net investment income
Class A	(270,436)	(52,689,679)	(1,911,332)	(536,646)
Class B	0	(1,214,047)	0	0
Class C	0	(219,487)	0	0
Class S	(1,917,143)	(220,138,720)	(8,025,032)	(1,369,280)
Class S1	0	(3)	(2)	0
Class I*	(951)	(56,566,612)	(8,594,819)	(64,832)

Total distributions to shareholders	(2,188,530)	(330,828,548)	(18,531,185)	(1,970,758)

Capital share transactions
Proceeds from shares sold	243,412,707	8,911,360,641	998,119,118	178,328,882
Net asset value of shares issued in reinvestment of distributions	269,142	39,275,362	5,114,212	499,000
Payment for shares redeemed	(259,162,521)	(7,475,550,431)	(861,756,433)	(144,694,174)

Net increase (decrease) in net assets resulting from capital share transactions	(15,480,672)	1,475,085,572	141,476,897	34,133,708

Total increase (decrease) in net assets	(15,460,646)	1,475,068,891	141,380,051	34,133,708
Net assets
Beginning of period	190,635,745	15,097,273,980	1,211,991,443	133,888,570

End of period	$175,175,099	$16,572,342,871	$1,353,371,494	$168,022,278

Undistributed (overdistributed) net investment income	$86	$(8,698)	$236,257	$18,772

* Effective at the close of business on May 11, 2001, Class Y shares of the Funds were renamed as Institutional shares (Class I).

See Combined Notes to Financial Statements.

EVERGREEN
Money Market Funds
Statements of Changes in Net Assets (continued)
Six Months Ended July 31, 2001 (Unaudited)

	Pennsylvania Municipal Money MarketFund	Treasury Money Market Fund	U.S. Government Money Market Fund**

Operations
Net investment income	$3,242,529	$74,602,287	$29,766
Net realized gains on securities	15,705	0	0

Net increase in net assets resulting from operations	3,258,234	74,602,287	29,766

Distributions to shareholders from net investment income
Class A	(344,743)	(14,741,760)	(3)
Class B	0	0	(3)
Class C	0	0	(3)
Class S	(1,914,564)	(37,221,710)	(3)
Class S1	0	0	(29,751)
Class I*	(983,218)	(22,638,817)	(3)

Total distributions to shareholders	(3,242,525)	(74,602,287)	(29,766)

Capital share transactions
Proceeds from shares sold	231,659,549	4,323,262,727	10,000,000
Net asset value of shares issued in reinvestment of distributions	568,459	7,211,808	30,081
Payment for shares redeemed	(217,840,548)	(4,385,250,408)	0
Net increase (decrease) in net assets resulting from capital share transactions	14,387,460	(54,775,873)	10,030,081

Total increase (decrease) in net assets	14,403,169	(54,775,873)	10,030,081

Net assets
Beginning of period	229,707,907	3,910,080,285	0

End of period	$244,111,076	$3,855,304,412	$10,030,081

Undistributed (overdistributed) net investment income	$1,344	$17,371	$0

* Effective at the close of business on May 11, 2001, Class Y shares of the Funds were renamed as Instituional shares (Class I).
** For the period from June 26, 2001 (commencement of operations) to July 31, 2001.

See Combined Notes to Financial Statements.

EVERGREEN
Money Market Funds
Statements of Changes in Net Assets (continued)
Year Ended January 31, 2001

	Florida Municipal Money Market Fund	Money Market Fund	Municipal Money Market Fund	New Jersey Municipal Money Market Fund	Pennsylvania Municipal Money Market Fund	Treasury Money Market Fund

Operations
Net investment income	$5,008,169	$759,578,392	$44,629,262	$4,100,186	$7,091,938	$208,090,042
Net realized gains or losses on securities	(47)	(4,177,950)	473,511	0	(360)	0

Net increase in net assets resulting from operations	5,008,122	755,400,442	45,102,773	4,100,186	7,091,578	208,090,042

Distributions to shareholders from net investment income
Class A	(2,365,363)	(303,471,307)	(13,743,668)	(2,312,566)	(2,529,016)	(86,366,746)
Class B	0	(2,608,461)	0	0	0	0
Class C	0	(296,032)	0	0	0	0
Class S	(2,634,426)	(300,971,359)	(11,271,024)	(1,718,500)	(2,449,746)	(66,240,576)
Class I*	(8,380)	(122,234,950)	(19,714,307)	(69,120)	(2,113,176)	(55,482,720)

Total distributions to shareholders	(5,008,169)	(729,582,109)	(44,728,999)	(4,100,186)	(7,091,938)	(208,090,042)

Capital share transactions
Proceeds from shares sold	494,261,188	18,527,473,381	1,988,250,107	350,104,922	496,927,077	8,609,395,298
Net asset value of shares issued in reinvestment of distributions	737,694	80,158,496	12,107,385	1,092,683	1,411,797	22,511,298
Payment for shares redeemed	(444,871,188)	(14,418,517,195)	(2,087,312,432)	(330,259,665)	(455,715,368)	(8,584,169,388)

Net increase (decrease) in net assets resulting from capital share transactions	50,127,694	4,189,114,682	(86,954,940)	20,937,940	42,623,506	47,737,208

Total increase (decrease) in net assets	50,127,647	4,214,933,015	(86,581,166)	20,937,940	42,623,146	47,737,208
Net assets
Beginning of period	140,508,098	10,912,340,965	1,298,572,609	112,950,630	187,084,761	3,862,343,077

End of period	190,635,745	15,127,273,980	1,211,991,443	133,888,570	229,707,907	3,910,080,285

Undistributed (overdistributed) net investment income	$86	$(18,859)	$386,526	$18,772	$1,340	$17,371

* Effective at the close of business on May 11, 2001, Class Y shares of the Funds were renamed as Instituional shares (Class I).

See Combined Notes to Financial Statements.

 Combined Notes to Financial Statements (Unaudited)

1. ORGANIZATION

The Evergreen Money Market Funds consist of Evergreen Florida Municipal Money Market Fund (“Florida Municipal Money Market Fund”), Evergreen Money Market Fund (“Money Market Fund”), Evergreen Municipal Money Market Fund (“Municipal Money Market Fund”), Evergreen New Jersey Municipal Money Market Fund (“New Jersey Municipal Money Market Fund”), Evergreen Pennsylvania Municipal Money Market Fund (“Pennsylvania Municipal Money Market Fund”) , Evergreen Treasury Money Market Fund (“Treasury Money Market Fund”) and Evergreen U.S. Government Money Market Fund (“U.S. Government Money Market Fund”), (collectively the “Funds”). Each Fund, except for the Florida Municipal Money Market Fund, New Jersey Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund, which are non-diversified, is a diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Funds offer Class A, Class B, Class C, Class S, Class S1 and/or Institutional (“Class I”) classes of shares. Class A, S and S1 shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge, but pay an ongoing distribution fee. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing distribution fee than Class A and are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class I shares are sold at net asset value and are not subject to contingent deferred sales charges or distribution fees. Effective at the close of business on May 11, 2001, Class Y shares of the Funds were renamed as Class I. This change did not change the fee and expense structure of the Class Y shareholders or their rights and privileges.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value. Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

B. Repurchase Agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. Each Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

C. Securities Lending

The Funds may lend their securities to certain qualified brokers in order to earn additional income. The Funds receive compensation in the form of fees or interest earned on the investment of any cash collateral received. The Funds receive collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Funds could experience delays and costs in recovering the loaned securities or in gaining access to the collateral.

Combined Notes to Financial Statements (Unaudited)

D. Security Transactions and Investment Income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

E. Federal Taxes

Each Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

F. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains are recorded on the ex-dividend date.

Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Funds’ components of net assets to reflect income and gains available for distribution and expiration of capital loss carryovers under income tax regulations.

G. Class Allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

During the six months ended July 31, 2001, the investment advisory contracts for Money Market Fund and Treasury Money Market Fund were transferred amongst wholly owned subsidiaries controlled by First Union Corporation (“First Union”). The current investment advisor for each Fund is Evergreen Investment Management Company, LLC (“EIMC”). Under Securities Exchange Commission rules and no-action letters, shareholder approval was not required because the portfolio managers of the Funds and the advisory fees paid by the Funds did not change during the transfers.

EIMC, an indirect, wholly owned subsidiary of First Union, is the investment advisor to each Fund and is paid a management fee that is calculated and paid daily as identified below:

Management Fee Rate
Florida Municipal Money Market Fund	0.41%
New Jersey Municipal Money Market Fund	0.41%
Treasury Money Market Fund	0.31%
U.S. Government Money Market Fund	0.40%

	Management Fee Rate Starts at:	and Declines as Net Assets Increase to:
Money Market Fund	0.44%	0.39%
Municipal Money Market Fund	0.44%	0.39%
Pennsylvania Money Market Fund	0.36%	0.24%

Combined Notes to Financial Statements (Unaudited) (continued)

During the year ended July 31, 2001, the amount of investment advisory fees waived by the Municipal Money Market Fund was $12,946 and the impact on the Fund’s expense ratio represented as a percentage of its average net assets was 0.00%.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly owned subsidiary of First Union, is the administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel and is paid an administrative fee of 0.06% of each Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly owned subsidiary of First Union, is the transfer and dividend disbursing agent for the Funds.

Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. (“EDI”), a wholly owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Funds. Each Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Distribution plans permit a Fund to compensate its principal underwriter for costs related to selling shares of the Fund and for various other specified services. These costs consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund. Under the Distribution Plans, each class incurs distribution fees at the following annual rates:

Average Daily Net Assets
Class A	0.30%
Class B	1.00%
Class C	1.00%
Class S	0.60%
Class S1	0.60%

Of the above amounts, each share class may pay under its Distribution Plan a maximum service fee of 0.25% of the average daily net assets of the class to pay for shareholder service fees. Distribution Plan expenses are calculated and paid daily.

During the six months ended July 31, 2001, amounts paid or accrued to EDI pursuant to each Fund’s Class A, Class B, Class C, Class S and Class S1 Distribution Plans were as follows:

	Class A	Class B	Class C	Class S	Class S1	Class A Distribution fees waived	Class S1 Distribution fees waived	% of Average Net Assets

Florida Municipal Money Market Fund	$29,256	$0	$0	$472,461	$0	$0	$0	0.00%
Money Market Fund	3,789,367	352,153	64,132	33,812,512	1	$0	0	0.00%
Municipal Money Market Fund	196,658	0	0	1,831,109	1	0	0	0.00%
New Jersey Municipal Money Market Fund	58,037	0	0	326,824	0	0	0	0.00%
Pennsylvania Municipal Money Market Fund	35,672	0	0	463,350	0	17,836	0	0.15%
Treasury Money Market Fund	1,130,957	0	0	6,180,345	0	0	0	0.00%
U.S. Government Fund	0	1	1	1	5,918	0	5,920	0.60%

With respect to Class B and Class C shares, the principal underwriter may pay distribution fees greater than the allowable annual amounts each Fund is permitted to pay under the Distribution Plans.

Each of the Distribution Plans may be terminated at any time by vote of the independent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

Combined Notes to Financial Statements (Unaudited) (continued)

5. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with $0.001 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class A, Class B, Class C, Class S, Class S1 and Class I shares. Transactions in shares (valued at $1.00 per share) of the Funds were as follows:

Florida Municipal Money Market Fund
	Six Months Ended July 31, 2001	Year Ended January 31, 2001

Class A
Shares sold	16,306,213	178,419,705
Shares issued in reinvestment of distributions	268,297	730,497
Conversion of Class A shares to Class S shares	0	(125,807,511)
Shares redeemed	(25,509,371)	(166,222,210)

Net decrease	(8,934,861)	(112,879,519)

		June 30, 2000 (Commencement of Class Operations) to January 31, 2001

Class S
Shares sold	227,081,494	308,866,266
Conversion of Class A shares to Class S shares	0	125,807,511
Shares issued in reinvestment of distributions	0	8
Shares redeemed	(233,607,261)	(271,632,276)

Net increase (decrease)	(6,525,767)	163,041,509

		Year Ended January 31, 2001

Class I
Shares sold	25,000	6,975,217
Shares issued in reinvestment of distributions	844	7,189
Shares redeemed	(45,888)	(7,016,702)
Net decrease	(20,044)	(34,296)

Net increase (decrease)	(15,480,672)	50,127,694

Money Market Fund
	Six Months Ended July 31, 2001	Year Ended January 31, 2001

Class A
Shares sold	2,638,624,499	8,993,910,318
Automatic conversion of Class B shares to Class A shares	848,190	507,949
Shares issued in reinvestment of distributions	32,549,491	60,496,675
Conversion of Class A shares to Class S shares	0	(9,160,196,446)
Shares redeemed	(2,360,588,179)	(6,522,821,315)

Net increase (decrease)	311,434,001	(6,628,102,819)

Class B
Shares sold	52,137,381	68,738,647
Shares issed in reinvestment of distributions	1,066,844	2,291,784
Automatic conversion of Class B shares to Class A shares	(848,190)	(507,949)
Shares redeemed	(30,449,108)	(86,095,283)

Net increase (decrease)	21,906,927	(15,572,801)

Class C
Shares sold	57,764,153	34,965,114
Shares issued in reinvestment of distributions	169,201	240,711
Shares redeemed	(52,547,435)	(32,262,116)

Net increase	5,385,919	2,943,709

Combined Notes to Financial Statements (Unaudited) (continued)

Money Market Fund - continued

	Six Months Ended July 31, 2001	June 30, 2000 (Commencement of Class Operations) to January 31, 2001

Class S
Shares sold	2,449,624,742	3,585,870,830
Conversion of Class A shares to Class S shares	0	9,160,196,446
Shares issued in reinvestment of distributions	93	14
Shares redeemed	(1,965,220,612)	(1,972,358,657)

Net increase	484,404,223	10,773,708,633

	June 26, 2001 (Commencement of Class Operations) to July 31, 2001

Class S1
Shares sold	1,000
Shares issued in reinvestment of distributions	3

Net increase	1,003

	Six Months Ended July 31, 2001	Year Ended January 31, 2000

Class I
Shares sold	3,713,208,868	5,843,988,472
Shares issued in reinvestment of distributions	5,489,729	17,129,289
Shares redeemed	(3,066,745,098)	(5,804,979,824)
Net increase	651,953,499	56,137,937

Net increase	1,475,085,572	4,189,114,659

Municipal Money Market Fund

	Six Months Ended July 31, 2001	Year Ended January 31, 2001

Class A
Shares sold	148,539,797	778,552,172
Shares issued in reinvestment of distributions	1,070,458	3,053,949
Conversion of Class A shares to Class S shares	0	(577,840,947)
Shares redeemed	(144,831,918)	(785,663,325)

Net increase (decrease)	4,778,337	(581,898,151)

		June 30, 2000 (Commencement of Class Operations) to January 31, 2001
Class S

Shares sold	337,429,474	340,203,777
Conversion of Class A shares to Class S shares	0	577,840,947
Shares issued in reinvestment of distributions	0	9
Shares redeemed	(295,650,832)	(344,559,312)

Net increase	41,778,642	573,485,421

	June 26, 2001 (Commencement of Class Operations) to July 31, 2001

Class S1
Shares sold	1,000
Shares issued in reinvestment of distributions	2

Net increase	1,002

Combined Notes to Financial Statements (Unaudited) (continued)

Municipal Money Market Fund - continued
	Six Months Ended July 31, 2001	Year Ended January 31, 2001

Class I
Shares sold	512,148,847	869,494,158
Shares issued in reinvestment of distributions	4,043,752	9,053,427
Shares redeemed	(421,273,683)	(957,089,795)

Net increase (decrease)	94,918,916	(78,542,210)

Net increase (decrease)	141,476,897	(86,954,940)

	New Jersey Municipal Six Months Ended July 31, 2001	Money Market Fund Year Ended January 31, 2001

Class A
Shares sold	52,604,866	233,591,268
Shares issued in reinvestment of distributions	473,498	1,037,112
Conversion of Class A shares to Class S shares	0	(79,761,109)
Shares redeemed	(38,525,898)	(232,128,809)

Net increase (decrease)	14,552,466	(77,261,538)

		June 30, 2000 (Commencement of Class Operations) to January 31, 2001

Class S
Shares sold	115,939,197	114,476,552
Conversion of Class A shares to Class S shares	0	79,761,109
Shares issued in reinvestment of distributions	0	8
Shares redeemed	(101,018,868)	(96,194,941)

Net increase	14,920,329	98,042,728

		Year Ended January 31, 2000

Class I
Shares sold	9,784,819	2,037,102
Shares issued in reinvestment of distributions	25,502	55,563
Shares redeemed	(5,149,408)	(1,935,915)
Net increase	4,660,913	156,750

Net increase	34,133,708	20,937,940

Pennsylvania Municipal Money Market Fund
	Six Months Ended July 31, 2001	Year Ended January 31, 2001

Class A
Shares sold	36,678,605	130,104,419
Shares issued in reinvestment of distributions	336,256	839,581
Conversion of Class A shares to Class S shares	0	(115,728,697)
Shares redeemed	(30,802,466)	(120,786,164)

Net increase (decrease)	6,212,395	(105,570,861)

Combined Notes to Financial Statements (Unaudited) (continued)

Pennsylvania Municipal Money Market Fund - continued
	Six Months Ended July 31, 2001	June 30, 2000 (Commencement of Class Operations) to January 31, 2001

Class S
Shares sold	141,159,279	166,774,871
Conversion of Class A shares to Class S shares	0	115,728,697
Shares issued in reinvestment of distributions	0	8
Shares redeemed	(124,326,914)	(142,636,316)

Net increase	16,832,365	139,867,260

		Year Ended January 31, 2001

Class I
Shares sold	53,821,665	200,049,521
Shares issued in reinvestment of distributions	232,203	572,208
Shares redeemed	(62,711,168)	(192,292,888)

Net increase (decrease)	(8,657,300)	8,328,841

Net increase	14,387,460	42,625,240

Treasury Money Market Fund
	Six Months Ended July 31, 2001	Year Ended January 31, 2000

Class A
Shares sold	1,038,400,031	4,731,858,408
Shares issued in reinvestment of distributions	4,578,552	13,379,762
Conversion of Class A shares to Class S shares	0	(2,122,301,999)
Shares redeemed	(1,050,844,660)	(4,708,109,448)

Net decrease	(7,866,077)	(2,085,173,277)

		June 30, 2000 (Commencement of Class Operations) to January 31, 2001

Class S
Shares sold	523,487,147	693,980,549
Conversion of Class A shares to Class S shares	0	2,122,301,999
Shares issued in reinvestment of distributions	0	14
Shares redeemed	(691,974,026)	(680,707,856)

Net increase (decrease)	(168,486,879)	2,135,574,706

		Year Ended January 31, 2001

Class I
Shares sold	2,761,375,549	3,183,556,341
Shares issued in reinvestment of distributions	2,633,256	9,131,522
Shares redeemed	(2,642,431,722)	(3,195,352,084)

Net increase (decrease)	121,577,083	(2,664,221)

Net increase (decrease)	(54,775,873)	47,737,208

Combined Notes to Financial Statements (Unaudited) (continued)

U.S. Government Money Market Fund
June 26, 2001 (Commencement of Operations) to July 31, 2001

Class A
Shares sold	1,000
Shares issued in reinvestment of distributions	2

Net increase	1,002

Class B
Shares sold	1,000
Shares issued in reinvestment of distributions	2

Net increase	1,002

Class C
Shares sold	1,000
Shares issued in reinvestment of distributions	2

Net increase	1,002

Class S
Shares sold	1,000
Shares issued in reinvestment of distributions	2

Net increase	1,002

Class S1

Shares sold	9,995,000
Shares issued in reinvestment of distributions	30,070

Net increase	10,025,070

Class I

Shares sold	1,000
Shares issued in reinvestment of distributions	3

Net increase	1,003

Net increase	10,030,081

6. SECURITIES TRANSACTIONS

The Treasury Money Market Fund loaned securities during the six months ended July 31, 2001 to certain brokers. During the six months ended July 31, 2001, the Treasury Money Market Fund earned $408,191 in income from securities lending.

At July 31, 2001, the Fund had no securities on loan.

As of January 31, 2001, the Funds had capital loss carryovers for federal income tax purposes as follows:

		Year of Expiration
	Total	2002	2003	2005	2006	2007	2008	2009

Florida Municipal Money Market Fund	$4,468	$0	$0	$0	$0	$4,419	$2	$47
Money Market Fund	5,733,710	57,884	567,977	32,810	381,247	200,609	139,955	4,353,228

Capital losses incurred after October 31 within a Fund’s fiscal year are deemed to arise on the first business day of the Fund’s following fiscal year. For the year ended January 31, 2001 the Money Market Fund and Pennsylvania Municipal Money Market Fund incurred and elected to defer post-October losses of $7,810 and $360 respectively.

Combined Notes to Financial Statements (Unaudited) (continued)

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and their custodian and brokerage/service arrangements with specific brokers, a portion of the fund expenses have been reduced. The amount of expense reductions received by each Fund and the impact of the total expense reductions on each Fund’s annualized expense ratio represented as a percentage of its average net assets were as follows:

	Total Expense Reductions	% of Average Daily Net Net Assets
Florida Municipal Money Market Fund	$4,864	0.01%
Money Market Fund	267,688	0.00%
Municipal Money Market Fund	29,078	0.00%
New Jersey Municipal Money Market Fund	3,701	0.01%
Pennsylvania Municipal Money Market Fund	6,601	0.01%
Treasury Money Market Fund	59,233	0.00%
U.S. Government Fund	0	0.00%

8. DEFERRED TRUSTEES’ FEES

Each independent Trustee of each Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen Funds share in a $775 million unsecured revolving credit commitment to temporarily finance the purchase or sale of securities for prompt delivery, including funding redemption of their shares, as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the Funds are charged an annual commitment fee of 0.10% of the unused balance, which is allocated pro rata. For its assistance in arranging the financing agreement, First Union Capital Markets Corp. was paid a one-time arrangement fee of $150,000, which was charged to the Funds and also allocated pro rata. During the six months ended July 31, 2001, the Funds had no borrowings under these agreements.

10. CONCENTRATION OF RISK

The Florida Municipal Money Market Fund, New Jersey Municipal Money Market Fund and the Pennsylvania Municipal Money Market Fund invest a substantial portion of their assets in issuers of municipal debt securities located in a single state, therefore, they may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. NEW ACCOUNTING PRONOUNCEMENT

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. Among other things, the revised Guide amends certain accounting practices and disclosures presently used, such as treatment of payments by affiliates, excess expense plan accounting, reporting by multiple-class funds, and certain financial statement disclosures. While some of the Guide’s requirements will not be effective until the SEC amends its disclosure and reporting requirements, other requirements are effective presently. Adopting these requirements will not have a material impact on the Funds’ financial statements.

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Evergreen Funds
Money Market Funds

Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund
State Municipal Bond Funds
Connecticut Municipal Bond Fund
Florida Municipal Bond Fund
Florida High Income Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds

High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Intermediate Term Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and Intermediate Term Bond Funds

Adjustable Rate Fund
Fixed Income Fund
Intermediate Term Bond Fund
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Short-Duration Fund	Intermediate and Long Term Bond Funds

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Select High Yield Bond Fund
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Balanced Funds

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Aggressive Growth Fund
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Omega Fund
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Select Strategic Growth Fund
Small Company Growth Fund
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Stock Selector Fund
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Sector Funds

Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Global and International Funds

Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Growth Fund
Latin America Fund
Precious Metals Fund

543696 7/2001

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800.346.3858
Investor Services
800.343.2898
www.evergreeninvestments.com

2000 Dalbar Mutual Fund Service Award Recipient: The Dalbar Mutual Fund Service Award symbolizes the achievement of the highest tier of service to shareholders within the mutual fund industry. It is awarded only to those firms that exceed industry norms in key service areas. Evergreen was measured against 66 mutual fund service providers.

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